                                 CLASS A SHARES

                           [BISHOP STREET FUNDS GRAPHIC]

         PROSPECTUS

         APRIL 30, 2003

         EQUITY FUND

         HIGH GRADE INCOME FUND

         HAWAII MUNICIPAL BOND FUND

         MONEY MARKET FUND

         INVESTMENT ADVISER:

         BISHOP STREET CAPITAL MANAGEMENT

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [BISHOP STREET FUNDS LOGO]

                                   YOUR AVENUE
                              TO SOUND INVESTMENT

ABOUT THIS PROSPECTUS

The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                                                          Page
Equity Fund ...................................................              2

High Grade Income Fund ........................................              4

Hawaii Municipal Bond Fund.....................................              6

Money Market Fund .............................................              8

More Information About Risk ...................................             10

More Information About Fund Investments .......................             11

Investment Adviser, Sub-Adviser and Investment Teams ..........             11

Purchasing, Selling and Exchanging Fund Shares ................             12

Distribution of Fund Shares ...................................             17

Dividends and Distributions ...................................             18

Taxes .........................................................             18

The Board of Trustees .........................................             19

Financial Highlights ..........................................             20

How to Obtain More Information About Bishop Street Funds ......         Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

BISHOP STREET EQUITY FUND

- - - FUND SUMMARY

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks and other equity securities

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio of U.S. equity securities

INVESTOR PROFILE
Investors seeking long-term capital appreciation, who are willing to accept the risk of share price volatility

- - -  SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

- - -  INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.

- - -  PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

- - -  PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before June 14, 1999. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares have the same portfolio of securities, the annual returns for the two classes would be substantially similar.

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

[BAR CHART]

1998      33.05%
1999      24.21%
2000     -16.49%
2001     -25.80%
2002     -25.17%

               Best Quarter         Worst Quarter
                  24.34%              -20.21%
                (12/31/98)           (9/30/01)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The table below compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Composite Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                               1 YEAR      5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------
Equity Fund Return Before Taxes
   Class A Shares                                              -29.47%      -6.31%       -2.18%
-------------------------------------------------------------------------------------------------
Equity Fund Return After Taxes on Distributions
   Class A Shares                                              -29.47%      -7.27%       -3.08%
-------------------------------------------------------------------------------------------------
Equity Fund Return After Taxes on
Distributions and Sale of Fund Shares
   Class A Shares                                              -18.10%      -4.60%       -1.47%
-------------------------------------------------------------------------------------------------
S&P 500 Composite Index Return
(reflects no deduction for fees, expenses, or taxes)           -22.10%      -0.58%        3.40%
-------------------------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction for fees, expenses, or taxes)             2.43%       2.32%        2.25%
-------------------------------------------------------------------------------------------------

* Fund inception date is January 30, 1997. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown before that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1997. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1997.

- - -  FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                        5.75%
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
asset value)                                                              None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                   None
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
applicable)*                                                              None
-------------------------------------------------------------------------------
Exchange Fee                                                              None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                            0.74%
Distribution Fees (12b-1 fees)             0.25%
Other Expenses                             0.53%
                                           ----
Total Annual Fund Operating Expenses       1.52%*

* The Fund's actual total annual fund operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares are as follows:

Equity Fund                                 1.25%

For more information about these fees,
see "Investment Adviser, Sub-Adviser and
Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR      3 YEARS     5 YEARS   10 YEARS
 $721        $1,028      $1,356    $2,283

BISHOP STREET HIGH GRADE INCOME FUND

- - -  FUND SUMMARY

INVESTMENT GOAL
High total return

INVESTMENT FOCUS
Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in high grade U.S. debt obligations of domestic corporations and the U.S. government

INVESTOR PROFILE
Conservative investors seeking income, who are willing to accept some degree of share price volatility

- - -  SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

- - -  INVESTMENT STRATEGY

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

- - -  PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

- - -  PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before June 14, 1999. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares have the same portfolio of securities, the annual returns for the two classes would be substantially similar.

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

[BAR CHART]

1998       9.09%
1999      -5.04%
2000       9.85%
2001       7.02%
2002      11.19%

               Best Quarter         Worst Quarter
                  6.61%                 -2.37%
                (9/30/02)             (3/31/99)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                          SINCE
                                                     1 YEAR   5 YEARS   INCEPTION*
----------------------------------------------------------------------------------
High Grade Income Fund Return Before Taxes
   Class A Shares                                      5.87%     5.22%        5.75%
----------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes
on Distributions
   Class A Shares                                      4.18%     3.07%        3.55%
----------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes
on Distributions and Sale of Fund Shares
   Class A Shares                                      3.55%     3.08%        3.47%
----------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Index Return (reflects no deduction for fees,
expenses, or taxes)                                   11.02%     7.61%        8.06%
----------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction for fees, expenses, or taxes)   2.43%     2.32%        2.25%
----------------------------------------------------------------------------------

* Fund inception date is January 30, 1997. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown before that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1997. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1997.

- - -  FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                        4.75%
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
asset value)                                                              None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                   None
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
applicable)*                                                              None
-------------------------------------------------------------------------------
Exchange Fee                                                              None
-------------------------------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                            0.55%
Distribution Fees (12b-1 fees)             0.25%
Other Expenses                             0.54%
                                           ----
Total Annual Fund Operating Expenses       1.34%*

* The Fund's actual total annual fund operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares are as follows:

High Grade Income Fund                     1.01%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $605         $879       $1,174     $2,011

BISHOP STREET HAWAII MUNICIPAL BOND FUND

- - -  FUND SUMMARY

INVESTMENT GOAL
High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS
Hawaii municipal bonds

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE
Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities

- - -  SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

- - -  INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

- - -  PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

- - -  PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before June 14, 1999. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares have the same portfolio of securities, the annual returns for the two classes would be substantially similar.

This bar chart shows changes in the performance of the Fund from year to year. The chart does not reflect Class A Shares' sales charges. If sales charges had been reflected, returns would be less than those shown below.

[BAR CHART]

1996    4.21%
1997    8.52%
1998    5.84%
1999   -2.91%
2000   12.34%
2001    4.13%
2002    9.75%

               Best Quarter         Worst Quarter
                  5.03%                -2.01%
                (12/31/00)            (6/30/99)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                               1 YEAR      5 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return Before Taxes
  Class A Shares                                                5.11%       4.79%         5.85%
-------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return After Taxes
on Distributions
  Class A Shares                                                5.03%       4.73%         5.77%
-------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return After Taxes
on Distributions and Sale of Fund Shares
  Class A Shares                                                4.76%       4.66%         5.59%
-------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index Return
(reflects no deduction for fees, expenses, or taxes)            9.60%       6.06%         7.00%
-------------------------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction for fees, expenses, or taxes)            2.43%       2.32%         2.37%

* Fund inception date is February 16, 1995. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning February 16, 1995. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from February 28, 1995.

- - -  FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                        4.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
asset value)                                                              None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and other Distributions (as a percentage of offering price)               None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
applicable)*                                                              None
--------------------------------------------------------------------------------
Exchange Fee                                                              None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                            0.35%
Distribution Fees (12b-1 fees)             0.25%
Other Expenses                             0.54%
                                           ----
Total Annual Fund Operating Expenses       1.14%*

* The Fund's actual total annual fund operating expenses are less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares are as follows:

Hawaii Municipal Bond Fund                 0.70%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR      3 YEARS     5 YEARS   10 YEARS
$536          $772       $1,026    $1,752

BISHOP STREET MONEY MARKET FUND

- - -  FUND SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment

- - -  SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Retail-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

- - -  INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

- - -  PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

- - -  PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before May 1, 2001. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar.

This bar chart shows changes in performance of the Fund from year to year.

[BAR CHART]

1996    5.12%
1997    5.29%
1998    5.26%
1999    4.88%
2000    6.13%
2001    3.79%
2002    1.08%

               Best Quarter         Worst Quarter
                  1.57%                 0.24%
                (9/30/00)            (12/31/02)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2002 to those of the iMoneyNet, Inc. First Tier Retail-Only Average.

                                                                      SINCE
                                          1 YEAR       5 YEARS      INCEPTION*
------------------------------------------------------------------------------
Money Market Fund Return
     Class A Shares                        1.08%        4.21%          4.63%
------------------------------------------------------------------------------
iMoneyNet, Inc. First Tier
Retail-Only Average Return                 1.09%        3.98%          4.39%
------------------------------------------------------------------------------

* Class A Shares of the Fund were offered beginning May 1, 2001. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1995. Institutional Class Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Institutional Class Shares has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

- - -  FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
asset value)                                                               None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and other Distributions (as a percentage of offering price)                None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
applicable)*                                                               None
--------------------------------------------------------------------------------
Exchange Fee                                                               None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                            0.30%

Distribution Fees (12b-1)                  0.25%

Other Expenses                             0.51%
                                           ----
Total Annual Fund Operating Expenses       1.06%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares are as follows:

Money Market Fund                          0.75%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR     3 YEARS     5 YEARS   10 YEARS
 $108        $337        $585     $1,294

MORE INFORMATION ABOUT RISK

- - -  MANAGEMENT RISK

       All Funds

The risk that a strategy used by a fund's management may fail to produce the intended result.

- - -  EQUITY RISK

       Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

- - -  FIXED INCOME RISK

       High Grade Income Fund
       Hawaii Municipal Bond Fund
       Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

    -  CALL RISK

       High Grade Income Fund
       Hawaii Municipal Bond Fund
       Money Market Fund

       During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

    -  CREDIT RISK

       High Grade Income Fund
       Hawaii Municipal Bond Fund
       Money Market Fund

       The possibility that an issuer will be unable to make timely payments of either principal or interest. Since a Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause a Fund to lose money and may affect a Fund's share price.

    -  EVENT RISK

       High Grade Income Fund
       Hawaii Municipal Bond Fund
       Money Market Fund

       Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. The overall risk of these declines should be reduced because of a Fund's multiple holdings.

    -  MUNICIPAL ISSUER RISK

       Hawaii Municipal Bond Fund
       Money Market Fund

       There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

       In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

    -  MORTGAGE-BACKED SECURITIES

       High Grade Income Fund

       Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

- - -  INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2002, Bishop Street Capital Management had approximately $1.57 billion in assets under management. For the fiscal year ended December 31, 2002, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Equity Fund . . . . . . . . . . . . . . . . . . . .  0.71%
High Grade Income Fund. . . . . . . . . . . . . . .  0.46%
Hawaii Municipal Bond Fund. . . . . . . . . . . . .  0.19%
Money Market Fund. . . . . . . . . . . . . . . . ..  0.22%

- - -  SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") serves as Sub-Adviser and manages the Money Market Fund's assets on a day-to-day basis. Wellington Management selects, buys and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2002, Wellington Management had over $302 billion in assets under management.

- - -  INVESTMENT TEAMS

The Equity, High Grade Income and Hawaii Municipal Bond Funds are each managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to any team.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-  Mail;
-  Telephone;
-  Wire; or
-  Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

You may also purchase shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other financial institutions that have executed dealer agreements.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order, plus applicable sales charges. A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

Each bond and equity fund's NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Money Market Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans and for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). The minimum initial investment may be reduced with an Automatic Investment Plan
(AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund ($50 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. There is no front-end sales load for the Money Market Fund.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

EQUITY FUND

                                     YOUR SALES CHARGE        YOUR SALES CHARGE
                                    AS A PERCENTAGE OF       AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                OFFERING PRICE        YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                          5.75%                   6.10%
$50,000
but less than $100,000                     4.50%                   4.71%
$100,000
but less than $250,000                     3.50%                   3.63%
$250,000
but less than $500,000                     2.50%                   2.56%
$500,000
but less than $1,000,000                   2.00%                   2.04%
$1,000,000 and over*                       0.00%                   0.00%

HIGH GRADE INCOME FUND

                                     YOUR SALES CHARGE        YOUR SALES CHARGE
                                    AS A PERCENTAGE OF       AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                OFFERING PRICE        YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                          4.75%                   4.99%
$50,000 but less                           4.50%                   4.71%
than $100,000
$100,000 but less                          3.50%                   3.63%
than $250,000
$250,000 but less                          2.50%                   2.56%
than $500,000
$500,000 but less                          2.00%                   2.04%
than $1,000,000
$1,000,000 and over*                       0.00%                   0.00%

HAWAII MUNICIPAL BOND FUND

                                     YOUR SALES CHARGE        YOUR SALES CHARGE
                                    AS A PERCENTAGE OF       AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                OFFERING PRICE        YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                          4.25%                   4.44%
$50,000 but less                           4.00%                   4.17%
than $100,000
$100,000 but less                          3.50%                   3.63%
than $250,000
$250,000 but less                          2.50%                   2.56%
than $500,000
$500,000 but less                          2.00%                   2.04%
than $1,000,000
$1,000,000 and over*                       0.00%                   0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Fund's distributor may pay dealers a 1% commission for these transactions.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

- by reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the bond and equity funds at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE.

When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Funds' Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A Shares for Class A Shares of any other Bishop Street Fund contained in this prospectus on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Class A Shares for each of the Funds is 0.25%.

The Fund's distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Fund's distributor from any sales charge it receives or from any other source available to it. Under any such program, the Fund's distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

       High Grade Income Fund
       Hawaii Municipal Bond Fund
       Money Market Fund

DECLARED AND PAID QUARTERLY

       Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

     NAME                                         BUSINESS HISTORY
Martin Anderson                              Partner, Goodsill Anderson
                                             Quinn & Stifel since 1951

Charles E. Carlbom                           Chairman, BPI, Inc., since
                                             1999; President and CEO,
                                             United Grocers, Inc. (1997-
                                             1999); President and CEO,
                                             Western Family Food, Inc.,
                                             Western Family Holding Inc.
                                             (1982-1997)

Philip H. Ching*                             Vice Chairman, First
                                             Hawaiian Bank (1968-1996)

James L. Huffman                             Dean and Professor, Lewis &
                                             Clark Law School since 1973

Robert A. Nesher*                            Currently performs various
                                             services on behalf of SEI
                                             Investments, an affiliate of
                                             the Funds' administrator
                                             and distributor, for which
                                             Mr. Nesher is compensated;
                                             Executive Vice President of
                                             SEI Investments (1986-1994);
                                             Director and Executive Vice
                                             President of the Funds'
                                             administrator and distributor
                                             (1981-1994)

*Messrs. Ching, Nesher and Richardson are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

        NAME                                       BUSINESS HISTORY
William S. Richardson*                       Trustee, Kamehameha Schools
                                             Bishop Estate (1982-1992);
                                             Chief Justice Supreme Court
                                             of Hawaii (1966-1983)

Peter F. Sansevero                           Regional Director of the
                                             Northwestern Region and
                                             First Vice President, Merrill
                                             Lynch (1958-1997)

Manuel R. Sylvester                          Managing Partner, Coopers
                                             & Lybrand L.L.P. (1978-1992);
                                             Executive Partner, Coopers
                                             & Lybrand L.L.P. (1992)

Joyce S. Tsunoda                             Senior Vice President,
                                             University of Hawaii System
                                             since 1989; Chancellor,
                                             Community Colleges-University
                                             of Hawaii since 1983

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,

                INVESTMENT ACTIVITIES             DISTRIBUTIONS FROM
                ---------------------             ------------------                                                     RATIO OF
                                   NET REALIZED                                                                          EXPENSES
                                        AND                                                                  RATIO OF   TO AVERAGE
         NET ASSET                  UNREALIZED                          NET ASSET              NET ASSETS,   EXPENSES   NET ASSETS
           VALUE,        NET           GAIN         NET                  VALUE,                   END OF        TO       EXCLUDING
         BEGINNING   INVESTMENT      (LOSS) ON   INVESTMENT    CAPITAL   END OF       TOTAL       PERIOD      AVERAGE       FEE
         OF PERIOD  INCOME (LOSS)   INVESTMENTS    INCOME       GAINS    PERIOD     RETURN(T)     (000)     NET ASSETS    WAIVERS
----------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
2002(1)    $10.01      $   --         $(2.52)      $   --      $   --    $ 7.49      (25.17)%    $ 1,603       1.25%       1.52%
2001        13.49       (0.07)         (3.41)          --          --     10.01      (25.80)       2,813       1.25        1.52
2000        17.87          --          (2.82)          --       (1.56)    13.49      (16.49)      10,631       1.25        1.53
1999(2)     15.74          --           3.19           --       (1.06)    17.87       20.52          583       1.25*       1.61*
-------------------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
2002       $ 9.96      $ 0.43         $ 0.66       $(0.43)     $   --    $10.62       11.19%     $   425       1.01%       1.34%
2001         9.76        0.48           0.19        (0.47)         --      9.96        7.02          325       1.01        1.34
2000         9.35        0.52           0.38        (0.49)         --      9.76        9.85           26       1.02        1.39
1999(2)      9.69        0.19          (0.19)       (0.24)      (0.10)     9.35       (0.05)           1       1.05*       1.87*
-------------------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
2002       $10.66      $ 0.44         $ 0.58       $(0.44)     $(0.04)   $11.20        9.75%     $33,456       0.70%       1.14%
2001        10.69        0.46          (0.02)       (0.47)         --     10.66        4.13       30,499       0.70        1.13
2000         9.97        0.46           0.73        (0.47)         --     10.69       12.34       19,951       0.69        1.17
1999(2)     10.42        0.26          (0.44)       (0.25)      (0.02)     9.97       (1.76)       6,131       0.66*       1.24*
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
2002       $ 1.00      $ 0.01         $   --       $(0.01)     $   --    $ 1.00        1.08%     $   188       0.75%       1.06%
2001(3)      1.00        0.02             --        (0.02)         --      1.00        1.96          500       0.75*       1.07*
-------------------------------------------------------------------------------------------------------------------------------

                            RATIO OF
                              NET
                           INVESTMENT
             RATIO OF      INCOME TO
               NET          AVERAGE
            INVESTMENT     NET ASSETS
            INCOME TO      EXCLUDING     PORTFOLIO
             AVERAGE          FEE        TURNOVER
            NET ASSETS      WAIVERS        RATE
--------------------------------------------------
EQUITY FUND
--------------------------------------------------
2002(1)       (0.02)%        (0.29)%        60%
2001          (0.29)         (0.56)         86
2000          (0.51)         (0.79)         52
1999(2)       (0.33)*        (0.69)*        58
----------------------------------------------
HIGH GRADE INCOME FUND
----------------------------------------------
2002(1)        4.21%          3.88%         19%
2001           4.72           4.39          89
2000           5.24           4.87          88
1999(2)        4.89*          4.07*         56
----------------------------------------------
HAWAII MUNICIPAL BOND FUND
----------------------------------------------
2002(1)        3.98%          3.54%         26%
2001           4.29           3.86           4
2000           4.63           4.15          19
1999(2)        4.89*          4.31*         14
----------------------------------------------
MONEY MARKET FUND
----------------------------------------------
2002           1.10%          0.79%        N/A
2001(3)        2.66*          2.34         N/A
----------------------------------------------

+ Total return is for the period indicated and has not been annualized.

Total return does not reflect the sales charge on Class A Shares.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Per share net investment income amount calculated using average shares.

(2) Commenced operations on June 14, 1999.

(3) Commenced operations on May 1, 2001.

INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

[BISHOP STREET FUNDS LOGO]

YOUR AVENUE TO SOUND INVESTMENT

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 2003 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about Institutional Class Shares of the Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

                                                      Page

Principal Investment Strategies and Risks,
Performance Information and Expenses .........             2
More Information About Risk .................              5
More Information About Fund Investments .....              5
Investment Adviser and Sub-Adviser ...........             6
Purchasing, Selling and Exchanging Fund Shares             6
Dividends and Distributions ..................             9
Taxes ........................................             9
The Board of Trustees .......................             10
Financial Highlights .........................            11
How to Obtain More Information
About Bishop Street Funds ....................    Back Cover

                                                     WWW.BISHOPSTREETFUNDS.COM 1

BISHOP STREET MONEY MARKET FUND

.. . . FUND  SUMMARY

INVESTMENT GOAL

Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS

Short-term money market instruments


SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE

Conservative investors seeking current income through a low risk liquid investment

.. . . SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goals.

.. . . INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

.. . . PRINCIPAL RISKS
      OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

.. . . PERFORMANCE
      INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year.

                                  [BAR CHART]

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

                                                     SINCE
                                1 YEAR    5 YEARS   INCEPTION*
                                ------    -------   ----------

Money Market Fund               1.34%     4.28%        4.67%

iMoneyNet, Inc.
First Tier Institutions-
Only Average                    1.49%     4.36%        4.76%

* The Fund's inception date is January 30, 1995. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.



                                                     WWW.BISHOPSTREETFUNDS.COM 3

.. . . FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.


Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)              None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)             None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)              None

Redemption Fee (as a percentage of
amount redeemed, if applicable)                  None

Exchange Fee                                     None

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Management Fees                                     0.30%
Other Expenses                                      0.51%
                                                    ----
Total Annual Fund Operating Expenses                0.81%*

* The Fund's actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual operating expenses for Institutional Class Shares are as follows:

Money Market Fund                                   0.50%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                          3 YEARS                       5 YEARS                    10 YEARS
$83                             $259                          $450                       $1,002

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

.. . . MANAGEMENT RISK

The risk that a strategy used by the Fund's management may fail to produce the intended result.

.. . . FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

-     CALL RISK

      During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

-     CREDIT RISK

      The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

-     EVENT RISK

      Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

-     MUNICIPAL ISSUER RISK

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information. Of course, we cannot guarantee that it will achieve its investment goal.



                                                         WWW.BISHOPSTREETFUNDS 5

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

.. . . INVESTMENT ADVISER

The Investment Adviser (Adviser) oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Fund. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2002, Bishop Street Capital Management had approximately $1.57 billion in assets under management. For the fiscal year ended December 31, 2002, the Fund paid advisory fees to the Adviser of 0.22% of the Fund's average net assets.

.. . . INVESTMENT SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") serves as the Sub-Adviser and manages the Money Market Fund's assets on a day-to-day basis. Wellington Management selects, buys, and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2002, Wellington Management had over $302 billion in assets under management.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:


SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-     Mail;

-     Telephone;

-     Wire; or

-     Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. If you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

The Money Market Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern Time. So, for you to be eligible to receive dividends from the Money Market Fund declared on the day you submit your purchase order, generally we must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the Money Market Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.



                                                     WWW.BISHOPSTREETFUNDS.COM 7

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in the Money Market Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would "ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Institutional Class Shares of the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Strategic Growth Fund, Tax Managed Equity Fund and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares its net investment income, if any, daily and distributes its net investment income monthly.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.



                                                     WWW.BISHOPSTREETFUNDS.COM 9

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:


NAME                    BUSINESS HISTORY
Martin Anderson         Partner, Goodsill Anderson Quinn & Stifel since 1951

Charles E. Carlbom      Chairman, BPI, Inc. since 1999; President and CEO,
                        United Grocers, Inc. (1997-1999); President and
                        CEO, Western Family Food, Inc., Western Family Holding
                        Inc. (1982-1997)

Philip H. Ching*        Vice Chairman, First Hawaiian Bank (1968-1996)

James L. Huffman        Dean and Professor, Lewis & Clark Law School since 1973

Robert A. Nesher*       Currently performs various services on behalf of SEI
                        Investments, an affiliate of the Funds' administrator
                        and distributor, for which Mr. Nesher is compensated;
                        Executive Vice President of SEI Investments (1986-1994);
                        Director and Executive Vice President of the Fund's
                        administrator and distributor (1981-1994)


*Messrs. Ching, Nesher and Richardson are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

NAME                                                   BUSINESS HISTORY

William S. Richardson*      Trustee, Kamehameha Schools Bishop Estate (1982-1992);
                            Chief Justice, Supreme Court of Hawaii (1966-1983)

Peter F. Sansevero          Regional Director of the Northwestern Region and First Vice
                            President, Merrill Lynch (1958-1997)

Manuel R. Sylvester         Managing Partner, Coopers & Lybrand L.L.P. (1978-1992);
                            Executive Partner, Coopers & Lybrand L.L.P. (1992)

Joyce S. Tsunoda            Senior Vice President, University of Hawaii System
                            since 1989; Chancellor, Community Colleges-University
                            of Hawaii since 1983

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund's Institutional Class Shares. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,


                          INVESTMENT ACTIVITIES            DISTRIBUTIONS FROM
                   -------------------------------------  ---------------------
                                            NET REALIZED
                                                AND                                                                        RATIO OF
                   NET ASSET      NET        UNREALIZED                            NET ASSET                NET ASSETS,   EXPENSES
                   VALUE,      INVESTMENT      GAIN           NET                    VALUE,                   END OF          TO
                   BEGINNING     INCOME       (LOSS) ON    INVESTMENT   CAPITAL      END OF     TOTAL         PERIOD       AVERAGE
                   OF PERIOD     (LOSS)      INVESTMENTS     INCOME      GAINS       PERIOD    RETURN(+)      (000)       NET ASSETS
                   ---------     ------      -----------     ------      -----       ------    ---------      -----       ----------

MONEY MARKET FUND

2002               $   1.00    $   0.01     $  --          $  (0.01)    $   --     $   1.00      1.34%      $238,498          0.50%
2001                   1.00        0.04        --             (0.04)        --         1.00      3.86        309,935          0.50
2000                   1.00        0.06        --             (0.06)        --         1.00      6.13        305,678          0.50
1999                   1.00        0.05        --             (0.05)        --         1.00      4.88        284,291          0.50
1998                   1.00        0.05        --             (0.05)        --         1.00      5.26        268,318          0.50

                                                  RATIO OF
                                                     NET
                                                  INVESTMENT
                       RATIO OF       RATIO OF     INCOME TO
                        EXPENSES       NET           AVERAGE
                     TO AVERAGE     INVESTMENT    NET ASSETS
                       NET ASSETS     INCOME TO    EXCLUDING
                       EXCLUDING      AVERAGE         FEE
                     FEE WAIVERS    NET ASSETS     WAIVERS
                      -----------    ----------     -------

MONEY MARKET FUND

2002                   0.81%         1.33%        1.02%
2001                   0.82          3.71         3.39
2000                   0.83          5.95         5.62
1999                   0.84          4.78         4.44
1998                   0.81          5.12         4.81

+ Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.

Amounts designated as " -- " are either $0 or have been rounded to $0.



                                                    WWW.BISHOPSTREETFUNDS.COM 11

INVESTMENT ADVISER                       DISTRIBUTOR
Bishop Street Capital Management         SEI Investments Distribution Co.
999 Bishop Street, 10th Floor            One Freedom Valley Drive
Honolulu, Hawaii 96813                   Oaks, Pennsylvania 19456

SUB-ADVISER                              LEGAL COUNSEL
Wellington Management                    Morgan, Lewis & Bockius LLP
Company, LLP
75 State Street
Boston, Massachusetts 02109

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated April 30, 2003 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain More Information:
By Telephone: Call 1-800-262-9565
By Mail: Write to the Fund
     Bishop Street Funds
     c/o SEI Investments Distribution Co.
     One Freedom Valley Drive
     Oaks, Pennsylvania 19456

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08572.

Visit us online at www.bishopstreetfunds.com.


                                BSF-PS-009-0500

                              BISHOP STREET FUNDS

                                   PROSPECTUS

                                 APRIL 30, 2003

                                MONEY MARKET FUND

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           [BISHOP STREET FUNDS LOGO}

INSTITUTIONAL CLASS SHARES

BISHOP STREET
    FUNDS

PROSPECTUS
APRIL 30, 2003

EQUITY FUND
STRATEGIC GROWTH FUND
TAX MANAGED EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT

The Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation
to the contrary is a criminal
offense.

[BISHOP STREET FUNDS LOGO]

    Your Avenue
To Sound Investment

ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                               Page
Equity Fund..............................           2
Strategic Growth Fund....................           4
Tax Managed Equity Fund..................           6
High Grade Income Fund...................           8
Hawaii Municipal Bond Fund...............          10
Money Market Fund........................          12
Treasury Money Market Fund...............          14
More Information About Risk..............          16
More Information About Fund Investments..          17
Investment Adviser, Sub-Advisers and
Investment Teams.........................          17
Purchasing, Selling and
Exchanging Fund Shares...................          18
Dividends and Distributions..............          21
Taxes....................................          21
The Board of Trustees....................          22
Financial Highlights.....................          23
How to Obtain More Information
About Bishop Street Funds................  Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks and other equity securities

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio of U.S. equity securities

INVESTOR PROFILE
Investors seeking long-term capital appreciation, who are willing to accept the risk of share price volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

INVESTMENT STRATEGY

The Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell, or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Composite Index. The Adviser employs a core equity investment style with a growth bias.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.

1998           33.05%
1999           24.37%
2000          -16.20%
2001          -25.61%
2002          -25.06%

BEST QUARTER                       WORST QUARTER
  24.34%                              -20.28%
(12/31/98)                           (9/30/01)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Composite Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                      SINCE
                                                                          1 YEAR       5 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------------------------
Equity Fund Return Before Taxes
  Institutional Class Shares                                             -25.06%        -5.02%        -1.05%
-----------------------------------------------------------------------------------------------------------
Equity Fund Return After Taxes on Distributions
  Institutional Class Shares                                             -25.15%        -6.02%        -1.98%
-----------------------------------------------------------------------------------------------------------
Equity Fund Return After Taxes on Distributions
and Sale of Fund Shares
  Institutional Class Shares                                             -15.38%        -3.63%        -0.59%
-----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index Return (reflects
no deduction for fees, expenses, or taxes)                               -22.10%        -0.58%         3.40%
-----------------------------------------------------------------------------------------------------------
Consumer Price Index Return (reflects no
deduction for fees, expenses, or taxes)                                    2.43%         2.32%         2.25%
-----------------------------------------------------------------------------------------------------------

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

-----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                 None
-----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                     None
-----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)*                                     None
-----------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*      None
-----------------------------------------------------------------------------
Exchange Fee                                                             None
-----------------------------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees      0.74%

Other Expenses       0.53%

Total Annual Fund
Operating Expenses   1.27%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares are as follows:

Equity Fund      1.00%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR        3 YEARS        5 YEARS        10 YEARS
 $129           $403           $697          $1,534

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET STRATEGIC GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. growth stocks

INVESTOR PROFILE

Investors seeking long-term capital appreciation, who are willing to accept the risk of high share price volatility

INVESTMENT STRATEGY

The Strategic Growth Fund primarily invests in U.S. common stocks that the Sub-Adviser believes have potential for capital appreciation. The Fund's portfolio is comprised of approximately fifty equally-weighted stocks. The Fund expects to remain as fully invested in the above securities as practicable.

The Sub-Adviser's investment strategy uses a proprietary, quantitative investment model to make investment decisions for the Fund. The Sub-Adviser's model selects securities from an initial database of approximately 1,500 stocks which is screened down to 500. This screening is based on factors such as market capitalization and daily trading volume. The model then ranks the securities based on a myriad of other factors, such as growth prospects, and produces "buy", "hold" and "sell" recommendations. All factors used in the model are based on the Sub-Adviser's in-house research.

The Sub-Adviser's model focuses on "growth" stocks. These are stocks that the Sub-Adviser believes have above-average potential for long-term capital appreciation based on factors such as improving earnings, growth in book value, and valuation. The Sub-Adviser's model is not necessarily designed to focus on traditional or more commonly recognized growth concepts, such as above average gains in earnings, high levels of profit growth or high price to earnings ratios.

The Fund's portfolio manager reviews the model's recommendations generally on a daily basis to maintain approximate equal weightings of the stocks in the Fund's portfolio. On a monthly basis, the portfolio manager and the Investment Committee rebalance the Fund's portfolio and make buy and sell decisions for the Fund based on the model's recommendations. The portfolio manager and the Investment Committee generally do not override the model's recommendations, absent unusual circumstances. See "Portfolio Manager and Investment Committee" for more information. The Sub-Adviser expects the Fund to experience a low level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund does not have a full calendar year of performance and therefore, performance results have not been provided.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                   None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                       None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)*                                       None
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*        None
-------------------------------------------------------------------------------
Exchange Fee                                                               None
-------------------------------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                            0.74%

Other Expenses                             0.93%*
                                           ----

Total Annual Fund Operating Expenses       1.67%**

* Other Expenses are based on estimated amounts, and include shareholder servicing fees.

** The Fund's actual total annual fund operating expenses are expected to be less than the amount shown above because the Adviser and Administrator have voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total annual fund operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/ reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Institutional Class Shares are expected to be as follows:

Strategic Growth Fund   1.25%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR          3 YEARS
 $170             $526

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET TAX MANAGED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL
Seeks long-term capital appreciation with minimal tax liability

INVESTMENT FOCUS
U.S. common stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Attempts to maximize long term capital growth while minimizing tax impact to shareholders

INVESTOR PROFILE
Taxable investors seeking long term capital growth from a tax sensitive investment

INVESTMENT STRATEGY

Under normal circumstances, the Tax Managed Equity Fund invests at least 80% of its net assets in equity securities (e.g., common stocks, preferred stocks, warrants, rights). In managing the Fund's assets, the Adviser attempts to minimize the impact of capital gains taxes on investment returns by purchasing low-dividend yielding securities, selling stocks with the highest tax cost first, offsetting losses against gains where possible, and using a low portfolio turnover rate (generally 50% or less) strategy. These strategies may lead to lower capital gains distributions and therefore, lower capital gains taxes. The Fund is intended for long-term investors.

PRINCIPAL RISKS OF INVESTING

Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. In addition, the strategy used by the Adviser may fail to produce the intended results. Further, the Adviser's ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretation, or court decisions. It is possible that the Fund may distribute taxable gains.

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund does not have a full calendar year of performance and therefore, performance results have not been provided.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)                   None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                       None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)*                                       None
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*        None
-------------------------------------------------------------------------------
Exchange Fee                                                               None
-------------------------------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                                        0.74%

Other Expenses                                                         0.76%*
                                                                       ----

Total Annual Fund Operating Expenses                                   1.50%**

* Other Expenses are based on estimated amounts, and include shareholder servicing fees.

** The Fund's actual total annual fund operating expenses are expected to be less than the amount shown above because the Adviser and Administrator have voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total annual fund operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/ reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Institutional Class Shares are expected to be as follows:

Tax Managed Equity Fund              1.00%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR          3 YEARS
 $153             $474

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET HIGH GRADE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL
High total return

INVESTMENT FOCUS
Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY

Investing in high grade U.S. debt obligations of domestic corporations and the U.S. government

INVESTOR PROFILE
Conservative investors seeking income, who are willing to accept some degree of share price volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

INVESTMENT STRATEGY

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed and variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell, or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

  PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.

1998    9.09%
1999   -4.34%
2000   10.25%
2001    7.16%
2002   11.54%

BEST QUARTER            WORST QUARTER
   6.65%                    -2.37%
 (9/30/02)                 (3/31/99)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                               SINCE
                                                                1 YEAR          5 YEARS      INCEPTION*
-------------------------------------------------------------------------------------------------------
High Grade Income Fund Return Before Taxes
   Institutional Class Shares                                   11.54%           6.58%          6.90%
----------------------------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes
on Distributions
   Institutional Class Shares                                    9.65%           4.34%          4.63%
----------------------------------------------------------------------------------------------------
High Grade Income Fund Return After Taxes
on Distributions and Sale of Fund Shares
   Institutional Class Shares                                    7.02%            4.15%         4.40%
----------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Index Return (reflects no deduction for fees,
expenses, or taxes)                                             11.02%            7.61%         8.06%
----------------------------------------------------------------------------------------------------
Consumer Price Index Return
(reflects no deduction
for fees, expenses, or taxes)                                    2.43%            2.32%         2.25%
----------------------------------------------------------------------------------------------------

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares

---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                   None
---------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                 None
---------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)                  None
---------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)*                  None
---------------------------------------------------------
Exchange Fee                                         None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS

Management Fees      0.55%
Other Expenses       0.54%
                     ----
Total Annual Fund
Operating Expenses   1.09%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares are as follows:

High Grade Income Fund     0.76%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR     3 YEARS   5 YEARS    10 YEARS
  $111       $347      $601      $1,329

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET HAWAII MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL
High current income exempt from federal and Hawaii state income taxes

INVESTMENT FOCUS
Hawaii municipal bonds

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio focused on investment grade municipal bonds

INVESTOR PROFILE
Investors seeking tax-exempt current income who are willing to accept the risk of investing in a portfolio of municipal securities

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell, or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.

1996                4.21%
1997                8.52%
1998                5.84%
1999               -2.65%
2000               12.61%
2001                4.24%
2002               10.02%

BEST QUARTER            WORST QUARTER
   5.13%                    -1.92%
(12/31/00)                (06/30/99)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                     SINCE
                                               1 YEAR                 5 YEARS      INCEPTION*
---------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return
Before Taxes
   Institutional Class Shares                  10.02%                  5.88%          6.55%
------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return
After Taxes on Distributions
   Institutional Class Shares                   9.93%                  5.86%          6.51%
------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund Return
After Taxes on Distributions and
Sale of Fund Shares
   Institutional Class Shares                   7.95%                  5.65%          6.25%
------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index Return (reflects no deduction
for fees, expenses, or taxes)                   9.60%                  6.06%          7.00%
------------------------------------------------------------------------------------------
Consumer Price Index Return (reflects no
deduction for fees, expenses, or taxes)         2.43%                  2.32%          2.37%
------------------------------------------------------------------------------------------

* The Fund's inception date is February 16, 1995. Index returns provided from February 28, 1995.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares

----------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                              None
----------------------------------------------------
Maximum Deferred Sales Charge (Load)
as a percentage of net asset value)             None
----------------------------------------------------
Maximum Sales Charge (Load)
Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)             None
----------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)*             None
----------------------------------------------------
Exchange Fee                                    None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees        0.35%

Other Expenses         0.54%
                       ----

Total Annual Fund
Operating Expenses     0.89%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares are as follows:

Hawaii Municipal Bond Fund    0.45%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $91       $284      $493     $1,096

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining liquidity while providing current income

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high quality, U.S. dollar denominated short-term securities

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment

SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government, and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.

1996     5.12%
1997     5.29%
1998     5.26%
1999     4.88%
2000     6.13%
2001     3.86%
2002     1.34%

BEST QUARTER                                         WORST QUARTER
  1.57%                                                  0.30%
(9/30/00)                                              (12/31/02)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2002 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average

                                                                                 SINCE
                                          1 YEAR                  5 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------
Money Market Fund Return
  Institutional Class Shares               1.34%                   4.28%          4.67%
-----------------------------------------------------------------------------------------
iMoneyNet, Inc. First Tier
Institutions-Only Average Return           1.49%                   4.36%          4.76%
-----------------------------------------------------------------------------------------

* The Fund's inception date is January 30, 1995. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Institutional Class Shares.

-----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases as a percentage
of offering price)                                                       None
-----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) as a percentage of net asset
value)                                                                   None
-----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                        None
-----------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*      None
-----------------------------------------------------------------------------
Exchange Fee                                                             None
-----------------------------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees        0.30%

Other Expenses         0.51%
                       ----

Total Annual Fund
Operating Expenses     0.81%*

* The Fund's actual total fund annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares are as follows:

Money Market Fund                         0.50%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR      3 YEARS    5 YEARS        10 YEARS
 $83          $259       $450          $1,002

                                                       WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL
Preserving principal and maintaining a high degree of liquidity while providing current income

INVESTMENT FOCUS
Money market instruments issued or guaranteed by the U.S. Treasury

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. Treasury obligations and repurchase agreements

INVESTOR PROFILE
Conservative investors seeking current income through a low risk liquid investment

SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goal.

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's investment approach with its emphasis on short-term U.S. Treasury obligations is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer-term securities.

THE TREASURY MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from year to year.

1997        5.22%
1998        5.10%
1999        4.65%
2000        5.89%
2001        3.68%
2002        1.29%

BEST QUARTER                              WORST QUARTER
   1.53%                                      0.28%
 (12/31/00)                                 (12/31/02)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average

                                                                          SINCE
                                          1 YEAR           5 YEARS      INCEPTION*
----------------------------------------------------------------------------------
Treasury Money Market Fund Return
Institutional Class Shares                 1.29%            4.11%         4.37%
----------------------------------------------------------------------------------
iMoneyNet, Inc. U.S. Treasury &
Repo Average Return                        1.07%            3.82%         4.07%
----------------------------------------------------------------------------------

* The Fund's inception date is May 1, 1996. Index returns provided from May 31, 1996.

For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Institutional Class Shares.

----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)                     None
----------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                        None
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and other Distributions
(as a percentage of offering price)                   None
----------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)*                             None
----------------------------------------------------------
Exchange Fee                                          None
----------------------------------------------------------

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money).

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees       0.30%

Other Expenses        0.53%
                      ----

Total Annual Fund
Operating Expenses    0.83%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares are as follows:

Treasury Money Market Fund       0.44%

For more information about these fees, see "Investment Adviser, Sub-Advisers and Investment Teams."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR         3 YEARS        5 YEARS        10 YEARS
  $85            $265           $460          $1,025

                                                       WWW.BISHOPSTREETFUNDS.COM

MORE INFORMATION
ABOUT RISK

MANAGEMENT RISK

      All Funds

The risk that a strategy used by the fund's management may fail to produce the intended result.

EQUITY RISK

      Equity Fund
      Strategic Growth Fund
      Tax Managed Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

      High Grade Income Fund
      Hawaii Municipal Bond Fund
      Money Market Fund
      Treasury Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

      CALL RISK
      High Grade Income Fund
      Hawaii Municipal Bond Fund
      Money Market Fund

      During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

      CREDIT RISK
      High Grade Income Fund
      Hawaii Municipal Bond Fund
      Money Market Fund

      The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

      EVENT RISK
      High Grade Income Fund
      Hawaii Municipal Bond Fund
      Money Market Fund

      Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

      MUNICIPAL ISSUER RISK
      Hawaii Municipal Bond Fund
      Money Market Fund

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

MORTGAGE-BACKED SECURITIES
      High Grade Income Fund

      Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash, or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS

INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Advisers to ensure compliance with the Strategic Growth, Money Market and Treasury Money Market Funds' investment policies and guidelines, and monitors the Sub-Advisers' adherence to their investment styles. The Adviser pays the Sub-Advisers out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2002, Bishop Street Capital Management had approximately $1.57 billion in assets under management. For the fiscal year ended December 31, 2002, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Equity Fund .......................................    0.71%
High Grade Income Fund.............................    0.46%
Hawaii Municipal Bond Fund.........................    0.19%
Money Market Fund..................................    0.22%
Treasury Money Market Fund.........................    0.15%

                                                       WWW.BISHOPSTREETFUNDS.COM

The Strategic Growth and Tax Managed Equity Funds have not completed a full fiscal year. For its advisory services, the Strategic Growth and Tax Managed Equity Funds pay the Adviser an annual fee of 0.56% and 0.45%, respectively, of the Fund's average net assets.

INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") serves as Sub-Adviser and manages the Money Market and Treasury Money Market Funds' assets on a day-to-day basis. Wellington Management selects, buys and sells securities for the Money Market Fund and Treasury Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2002, Wellington Management had over $302 billion in assets under management.

BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the Strategic Growth Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis.
BNP PAM selects, buys and sells securities for the Fund under the general supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and a subsidiary of BNP Paribas. BNP PAM is a U.S. registered investment adviser and a direct, wholly-owned subsidiary of Paribas North America, Inc. As of December 31, 2002, BNP PAM had approximately $1.6 billion in assets under management for U.S. equity products and approximately $165 billion in assets under management worldwide.

Hubert Goye serves as the Strategic Growth Fund's portfolio manager. He has more than 14 years of investment experience. Before joining BNP PAM in 1990, Mr. Goye spent two years researching and implementing arbitrage operations for Banque Internationale de Placement. He then specialized in quantitative techniques and was involved in the development of an enhanced version of the US equity model. He became responsible for BNP PAM's Index Management activity in 1995 and for active quantitative activities in 1996. He has since then continued to be the Head of the US Equity team within BNP PAM. Mr. Goye holds an advanced degree in Engineering from Ecole Nationale des Ponts et Chaussees in France. The Investment Committee is comprised of a group of BNP PAM's investment professionals. BNP PAM's US Core Growth product is managed by 5 people based on a team approach, with the final decision remaining with the fund manager.

INVESTMENT TEAMS

The Equity, Tax Managed Equity, High Grade Income and Hawaii Municipal Bond Funds are each managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to any team.

ADDITIONAL COMPENSATION

The Advisor and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Advisor and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

- Mail;

- Telephone;

- Wire; or

- Direct Deposit.

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. For the Money Market Fund only, if you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

Each bond and equity fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each money market fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

                                                       WWW.BISHOPSTREETFUNDS.COM

In calculating NAV for the money market funds, the Funds generally value their investment portfolios using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

Eligible investors may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY
        High Grade Income Fund
        Hawaii Municipal Bond Fund
        Money Market Fund
        Treasury Money Market Fund

DECLARED AND PAID QUARTERLY
      Equity Fund
      Strategic Growth Fund
      Tax Managed Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                       WWW.BISHOPSTREETFUNDS.COM

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                                BUSINESS HISTORY
Martin Anderson                     Partner, Goodsill Anderson
                                    Quinn & Stifel since 1951

Charles E. Carlbom                  Chairman, BPI, Inc. since
                                    1999; President and CEO,
                                    United Grocers, Inc. (1997-
                                    1999); President and CEO,
                                    Western Family Food, Inc.,
                                    Western Family Holding Inc.
                                    (1982-1997)

Philip H. Ching*                    Vice Chairman, First
                                    Hawaiian Bank (1968-1996)

James L. Huffman                    Dean and Professor, Lewis &
                                    Clark Law School since 1973

Robert A. Nesher*                   Currently performs various
                                    services on behalf of SEI
                                    Investments, an affiliate of
                                    the Funds' administrator
                                    and distributor, for which
                                    Mr. Nesher is compensated;
                                    Executive Vice President of
                                    SEI Investments (1986-1994);
                                    Director and Executive
                                    Vice President of the Fund's
                                    administrator and distributor
                                    (1981-1994)

William S. Richardson*              Trustee, Kamehameha Schools
                                    Bishop Estate (1982-1992);
                                    Chief Justice, Supreme Court
                                    of Hawaii (1966-1983)

Peter F. Sansevero                  Regional Director of the
                                    Northwestern Region and First
                                    Vice President, Merrill Lynch
                                    (1958-1997)

Manuel R. Sylvester                 Managing Partner, Coopers &
                                    Lybrand L.L.P. (1978-1992);
                                    Executive Partner, Coopers &
                                    Lybrand L.L.P. (1992)

Joyce S. Tsunoda                    Senior Vice President,
                                    University of Hawaii System
                                    since 1989; Chancellor,
                                    Community Colleges-
                                    University of Hawaii
                                    since 1983

* Messrs. Ching, Nesher and Richardson are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,

                                       Investment Activities                  Distributions From
                             ------------------------------------------    -----------------------
                                                           Net Realized
                                                                and
                             Net Asset          Net         Unrealized                                 Net Asset
                               Value,        Investment        Gain            Net                      Value,
                             Beginning         Income        (Loss) on     Investment      Capital      End of        Total
                             of Period         (Loss)       Investments      Income         Gains       Period       Return+
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
2002(1)                       $ 10.08         $  0.02        $ (2.55)       $ (0.02)       $    --      $  7.53      (25.06)%
2001                            13.55              --          (3.47)            --             --        10.08      (25.61)
2000                            17.88              --          (2.77)            --          (1.56)       13.55      (16.20)
1999(1)                         15.28              --           3.68             --          (1.08)       17.88       24.37
1998                            12.06            0.05           3.88          (0.05)         (0.66)       15.28       33.05
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
2002(2)                       $ 10.00         $ (0.03)       $ (1.33)       $    --        $    --      $  8.64      (13.60)%
----------------------------------------------------------------------------------------------------------------------------
TAX MANAGED INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
2002(3)                       $ 10.00         $  0.01        $ (0.17)       $ (0.01)       $    --      $  9.83       (1.57)%
----------------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
2002                          $ 10.00         $  0.46        $  0.67        $ (0.46)       $    --      $ 10.67       11.54%
2001                             9.81            0.50           0.19          (0.50)            --        10.00        7.16
2000                             9.39            0.52           0.42          (0.52)            --         9.81       10.25
1999                            10.43            0.48          (0.92)         (0.50)         (0.10)        9.39       (4.34)
1998                            10.23            0.54           0.37          (0.54)         (0.17)       10.43        9.09
----------------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
2002                          $ 10.66         $  0.47        $  0.57        $ (0.46)       $ (0.04)     $ 11.20       10.02%
2001                            10.70            0.49          (0.04)         (0.49)            --        10.66        4.24
2000                             9.98            0.50           0.72          (0.50)            --        10.70       12.61
1999                            10.77            0.48          (0.75)         (0.50)         (0.02)        9.98       (2.65)
1998                            10.67            0.51           0.10          (0.51)            --        10.77        5.84
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
2002                          $  1.00         $  0.01        $    --        $ (0.01)       $    --      $  1.00        1.34%
2001                             1.00            0.04             --          (0.04)            --         1.00        3.86
2000                             1.00            0.06             --          (0.06)            --         1.00        6.13
1999                             1.00            0.05             --          (0.05)            --         1.00        4.88
1998                             1.00            0.05             --          (0.05)            --         1.00        5.26
----------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
2002                          $  1.00         $  0.01        $    --        $ (0.01)       $    --      $  1.00        1.29%
2001                             1.00            0.04             --          (0.04)            --         1.00        3.68
2000                             1.00            0.06             --          (0.06)            --         1.00        5.89
1999                             1.00            0.05             --          (0.05)            --         1.00        4.65
1998                             1.00            0.05             --          (0.05)            --         1.00        5.10
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Ratio of
                                                                                                        Net
                                                                   Ratio of                         Investment
                                                                   Expenses        Ratio of         Income to
                                                 Ratio of         to Average         Net             Average
                               Net Assets,       Expenses         Net Assets      Investment        Net Assets
                                 End of             to            Excluding       Income to          Excluding       Portfolio
                                 Period           Average            Fee           Average              Fee           Turnover
                                  (000)         Net Assets         Waivers        Net Assets          Waivers           Rate
------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
2002(1)                         $ 129,981         1.00%             1.27%           0.24%             (0.03)%            60%
2001                              216,412         1.00              1.27              --              (0.27)             86
2000                              300,565         1.00              1.28           (0.23)             (0.51)             52
1999(1)                           391,227         1.00              1.27           (0.01)             (0.28)             58
1998                              101,817         1.00              1.32            0.38               0.06              41
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
2002(2)                         $  19,899         1.25%*            1.67%*         (0.61)%*           (1.03)%*           50%
------------------------------------------------------------------------------------------------------------------------------
TAX MANAGED INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
2002(3)                         $  24,635         1.00%*            1.50%*          0.99%*             0.49%*             1%
------------------------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
2002                            $ 138,516         0.76%             1.09%           4.45%              4.12%             19%
2001                              124,416         0.76              1.09            5.02               4.69              89
2000                              127,888         0.77              1.14            5.41               5.04              88
1999                              127,881         0.80              1.19            5.12               4.73              56
1998                               24,901         0.80              1.21            5.21               4.80              98
------------------------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
2002                            $ 150,287         0.45%             0.89%           4.23%              3.79%             26%
2001                              137,206         0.45              0.88            4.54               4.11               4
2000                              134,901         0.44              0.92            4.89               4.41              19
1999                              141,341         0.41              0.99            4.79               4.21              14
1998                               35,751         0.41              1.01            4.74               4.14              21
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
2002                            $ 238,498         0.50%             0.81%           1.33%              1.02%            N/A
2001                              309,935         0.50              0.82            3.71               3.39             N/A
2000                              305,678         0.50              0.83            5.95               5.62             N/A
1999                              284,291         0.50              0.84            4.78               4.44             N/A
1998                              268,318         0.50              0.81            5.12               4.81             N/A
------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
2002                            $ 331,678         0.44%             0.83%           1.28%              0.89%            N/A
2001                              372,422         0.44              0.85            3.68               3.27             N/A
2000                              455,612         0.44              0.82            5.73               5.35             N/A
1999                              331,064         0.44              0.85            4.56               4.15             N/A
1998                              299,844         0.44              0.84            4.98               4.58             N/A
----------------------------------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns should not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Per share net investment income amount calculated using average shares.

(2) Commenced operations on July 1, 2002.

(3) Commenced operations on November 13, 2002.

                                                       WWW.BISHOPSTREETFUNDS.COM

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISERS
Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

BNP Paribas Asset Management
787 Seventh Avenue
New York, New York 10019

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 2003 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

[BISHOP STREET FUNDS LOGO]

    YOUR AVENUE
TO SOUND INVESTMENT

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                 APRIL 30, 2003

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds (the "Trust") and should be read in conjunction with the Bishop Street Funds' prospectuses dated April 30, 2003. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                   EQUITY FUND
                              STRATEGIC GROWTH FUND
                             TAX MANAGED EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-262-9565.

The Trust's financial statements for the fiscal year ended December 31, 2002, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                               Page
THE TRUST...................................................     1
DESCRIPTION OF PERMITTED INVESTMENTS........................     1
FUND INVESTMENTS & PRACTICES................................     1
INVESTMENT LIMITATIONS......................................    13
THE ADVISER.................................................    15
THE SUB-ADVISERS............................................    17
THE ADMINISTRATOR...........................................    18
THE DISTRIBUTOR.............................................    19
THE TRANSFER AGENT..........................................    23
THE CUSTODIAN...............................................    23
INDEPENDENT ACCOUNTANTS.....................................    23
LEGAL COUNSEL...............................................    23
CODES OF ETHICS.............................................    23
TRUSTEES AND OFFICERS OF THE TRUST..........................    23
REPORTING...................................................    30
PERFORMANCE.................................................    30
CALCULATION OF TOTAL RETURN.................................    32
PURCHASING AND REDEEMING SHARES.............................    35
PRICING/DETERMINATION OF NET ASSET VALUE....................    35
TAXES.......................................................    36
FUND PORTFOLIO TRANSACTIONS.................................    41
DESCRIPTION OF SHARES.......................................    45
VOTING......................................................    45
SHAREHOLDER LIABILITY.......................................    46
LIMITATION OF TRUSTEES' LIABILITY...........................    46
5% AND 25% SHAREHOLDERS.....................................    46
FINANCIAL INFORMATION.......................................    49
APPENDIX DESCRIPTION OF RATINGS.............................   A-1

                                    THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-ended management investment company. The Trust is organized under Massachusetts law, as a Massachusetts business trust, under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each Fund (except the Hawaii Municipal Bond Fund) is a "diversified" investment company.

Shareholders may purchase shares in certain funds through two separate classes, Class A and Institutional Class, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Institutional Class Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund votes separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. A Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following information supplements the information about permitted investments set forth in the Prospectus.

                          FUND INVESTMENTS & PRACTICES

LEGEND
  %      - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.
 xx      - No Policy limitation; Fund may be currently using.
  *      - Permitted, but not typically used.
  -      - Not permitted

------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------
                                                                                                  TREASURY
                                                                          MONEY MARKET          MONEY MARKET
                                                                              FUND                  FUND
------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                       XX(1)                  -
------------------------------------------------------------------------------------------------------------
Bank Obligations                                                              XX                     -
------------------------------------------------------------------------------------------------------------
Commercial Paper                                                              XX(1)                  -
------------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                                                    XX(2)                  -
------------------------------------------------------------------------------------------------------------
Municipal Securities                                                          XX(3)                  -
------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                         XX                    XX(4)
------------------------------------------------------------------------------------------------------------
U.S. Government Agency and Treasury Obligations                               XX                    XX(5)
------------------------------------------------------------------------------------------------------------
Zero Coupon Obligations                                                       XX                    XX(5)
------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Instruments                                          XX                     -
------------------------------------------------------------------------------------------------------------
Yankee Bonds                                                                  XX                     -
------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------------------------------------
Borrowing                                                                      33%                  33%
------------------------------------------------------------------------------------------------------------
Illiquid Securities                                                            10%(6)               10%(6)
------------------------------------------------------------------------------------------------------------
Securities Lending                                                             50%                  50%
------------------------------------------------------------------------------------------------------------
Standby Commitments                                                            33%                  33%
------------------------------------------------------------------------------------------------------------
When-Issued Securities                                                         33%                  33%
------------------------------------------------------------------------------------------------------------

1. Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.

2. With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality.

3. Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.

4.       Limited to repurchase agreements involving U.S. Treasury Obligations.

5.       Limited to U.S. Treasury Obligations.

6.       Percentage based on net assets, not total assets.

--------------------------------------------------------------------------------------------------------------------------
NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------
                                                          STRATEGIC           TAX             HAWAII            HIGH GRADE
                                                           GROWTH           MANAGED          MUNICIPAL            INCOME
                                         EQUITY FUND        FUND          EQUITY FUND        BOND FUND              FUND
--------------------------------------------------------------------------------------------------------------------------
ADRs                                         20%             XX               XX                  -                XX
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                       -               -                -                  -                35%(7)
--------------------------------------------------------------------------------------------------------------------------
Bank Obligations                              -               -                -                  -                35%(1)
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper                              -               -                -                  -                35%(1)
--------------------------------------------------------------------------------------------------------------------------
Convertible Debt Securities                  35%(8)           -                *                  -                 -
--------------------------------------------------------------------------------------------------------------------------
Convertible Equity Securities                35%              *                *                  -                 -
--------------------------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                    -               -                -                 20%(3)            XX(1),(2)
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                            XX              XX               XX                  -                 -
--------------------------------------------------------------------------------------------------------------------------
Futures                                       -               *                *                  -                 -
--------------------------------------------------------------------------------------------------------------------------
Investment Company Shares                    10%             10%              10%                10%               10%
--------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                    -               -                -                  -                35%(4)
--------------------------------------------------------------------------------------------------------------------------
Municipal Securities                          -               -                -                 XX(5)              -
--------------------------------------------------------------------------------------------------------------------------
Options                                       -               *                *                  -                 -
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                        20%              *                *                 20%(3)            20%
--------------------------------------------------------------------------------------------------------------------------
Restricted Securities                        15%             15%              15%                15%               15%
--------------------------------------------------------------------------------------------------------------------------
Securities of Foreign Issuers                 *               *                *                  -                XX(1)
--------------------------------------------------------------------------------------------------------------------------
Supranational Agency Obligations              -               -                -                  -                35%(9)
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency and Treasury           -               -                -                 20%(3)            XX(6)
Obligations
--------------------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Instruments          -               -                -                 XX                XX
--------------------------------------------------------------------------------------------------------------------------
Zero Coupon Obligations                       -               -                -                 XX                XX
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES
--------------------------------------------------------------------------------------------------------------------------
Borrowing                                    33%             33%              33%                33%               33%
--------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                          15%(3)          15%(3)           15%(3)             15%(3)            15%(3)
--------------------------------------------------------------------------------------------------------------------------
Securities Lending                           15%             15%              15%                15%               50%
--------------------------------------------------------------------------------------------------------------------------
Standby Commitments                          33%             33%              33%                33%               33%
--------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                       33%             33%              33%                33%               33%
--------------------------------------------------------------------------------------------------------------------------

1. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

2. May invest up to 20% of the Fund's net assets in securities rated BBB by S&P or BAA by Moody's, or unrated equivalent.

3.       Percentage is based on net assets, not total assets.

4. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent including privately issued mortgage-backed securities rated A or higher by S&P or Moody's, or unrated equivalents.

5. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from federal and Hawaii state income taxes.

6.       May invest in U.S. Treasury Receipts.

7. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalents.

8.       May not invest more than 20% in convertible debt securities.

9. May not invest more than 20% in obligations not rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

         AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

         ARMS (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

         ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

         BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

         COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

         EQUITY SECURITIES - Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         FUTURES AND OPTIONS ON FUTURES - As consistent with the Strategic Growth and the Tax Managed Equity Funds' investment objectives, the Funds may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") for "bona fide hedging purposes" (as defined by the

CFTC), or for other purposes to the extent the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Funds' net assets.

The Funds may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If an adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Funds' returns. The Funds could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it is not able to close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts in accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Funds will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

         GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

         GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

         ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

         INVESTMENT COMPANY SHARES - Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

         MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).

         Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

         Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

         Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

         Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

         The ability of issues to pay interest on, and repay principal of, Hawaii municipal securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.

         Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

         OPTIONS - Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Strategic Growth and Tax Managed Equity Funds' investment objectives, options may be used by the Funds from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Funds may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Funds may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds are permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Funds write call options, they will write only covered call options.

         OTHER INVESTMENTS - The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Advisers.

         PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

         REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

         RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

         SECURITIES LENDING - Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

         STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

         STRIPPED MORTGAGE-BACKED SECURITIES (SMBs) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

         SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

         U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, and others are supported only by the credit of the agency or instrumentality.

         U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Custodian holds the income from the receipts for the benefit of the receipt owners.

         VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

         VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

         WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         Segregated accounts will be established with the Custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

         ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

         Each Fund's investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1. Invest more than 25% of its assets in any one industry, except that (1) the Money Market Funds may do so with respect to U.S. government obligations and U.S. bank obligations, and (2) the Strategic Growth Fund may concentrate in an industry (or group of industries) to approximately the same extent that their Sub-Adviser's quantitative model generates a concentration in that industry (or group of industries). This limitation does not apply to the Hawaii Municipal Bond Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2. Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets (except that this restriction does not apply to the Hawaii Municipal Bond Fund).

4.       Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) each Fund may enter into repurchase agreements; and (c) each Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

In addition, the Hawaii Municipal Bond Fund:

14. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from regular federal and Hawaii state income taxes.

NON-FUNDAMENTAL POLICIES

         The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

1. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

2. The Equity Fund and the Tax Managed Equity Fund each shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities. This non-fundamental policy may be changed by the Funds' Board of Trustees upon at least 60 days' notice to the relevant Fund's shareholders.

3. The High Grade Income Fund shall invest at least 80% of its net assets, under normal circumstances, in high-grade U.S. dollar-denominated debt obligations. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

4. The Treasury Money Market Fund shall invest at least 80% of its assets, under normal circumstances, in U.S. Treasury obligations (including repurchase agreements fully-collateralized by U.S. Treasury obligators). This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

         The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

         GENERAL. Bishop Street Capital Management (the "Adviser") is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by the trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of December 31, 2002, total assets under management were approximately $1.57 billion.

         ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Bishop Street Funds, and the obligations contained in that Agreement have been assumed by Bishop Street Capital Management (the "Adviser"). At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Funds under

First Hawaiian Bank and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

         The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

         ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of each of the Equity, the Strategic Growth and the Tax Managed Equity Funds, 0.55% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund, 0.30% of the daily average net assets of the Money Market Fund and 0.30% of the daily average net assets of the Treasury Money Market Fund. Advisory fees are charged separately for each Fund, and are calculated and charged to each class of shares (if more than one class is offered) based on net assets.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

------------------------------------------------------------------------------------------------------------------------
                                                                                   ADVISORY FEES VOLUNTARILY WAIVED BY
                                          ADVISORY FEES PAID BY FUND                            ADVISER
------------------------------------------------------------------------------------------------------------------------
FUND                                   2000           2001           2002           2000           2001           2002
------------------------------------------------------------------------------------------------------------------------
Equity Fund                        $ 2,766,697    $ 1,880,007     $1,315,140      $ 129,898      $ 65,141       $ 57,744
------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                   +             +           $   71,423*        +              +           $ 17,540*
------------------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund                 +             +           $   24,712*        +              +           $  9,734*
------------------------------------------------------------------------------------------------------------------------
High Grade Income Fund             $   703,486    $   698,325     $  723,283      $ 138,870      $115,542       $124,958
------------------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund         $   527,524    $   559,879     $  635,981      $ 285,232      $244,741       $282,626
------------------------------------------------------------------------------------------------------------------------
Money Market Fund                  $   939,276    $ 1,046,613     $  829,830      $ 276,434      $294,241       $210,069
------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund         $ 1,143,424    $ 1,295,898     $1,055,966      $ 527,820      $712,675       $524,554
------------------------------------------------------------------------------------------------------------------------

* Not in operation for a full fiscal year.

+ Not in operation during this period.

                                THE SUB-ADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP

         GENERAL. Wellington Management Company, LLP ("Wellington Management"), serves as a Sub-Adviser and manages the Money Market and Treasury Money Market Funds' assets on a day-to-day basis. Wellington Management selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees. As of December 31, 2002, Wellington Management had over $302 billion in assets under management.

         WELLINGTON MANAGEMENT'S SUB-ADVISORY AGREEMENT WITH THE ADVISER. First Hawaiian Bank entered into a sub-advisory agreement with Wellington Management dated March 31, 1999, relating to the Money Market and Treasury Money Market Funds. Bishop Street Capital Management, the new investment advisory subsidiary created by BancWest Corporation, has assumed all investment advisory duties and responsibilities of First Hawaiian Bank. All obligations and responsibilities of the Adviser to Wellington Management under the existing sub-advisory contract have been assumed by Bishop Street Capital Management.

         SUB-ADVISORY FEES PAID TO WELLINGTON MANAGEMENT. Under the Sub-Advisory Agreement, Wellington Management is entitled to fees which are calculated daily and paid monthly at an annual rate of 0.070% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. These fees are paid by the Adviser and Wellington Management receives no advisory fees directly from these Funds.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

-----------------------------------------------------------------------------------------------------------------------
                                      SUB-ADVISORY FEES PAID BY ADVISER          SUB-ADVISORY FEES WAIVED BY WELLINGTON
-----------------------------------------------------------------------------------------------------------------------
FUND                                  2000           2001           2002           2000           2001            2002
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                   $186,406       $192,617       $176,193          $0             $0              $0
-----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund          $226,360       $238,558       $224,529          $0             $0              $0
-----------------------------------------------------------------------------------------------------------------------

BNP PARIBAS ASSET MANAGEMENT, INC.

         GENERAL. BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the Strategic Growth Fund's sub-adviser and manages the Fund's portfolio on a day-to-day basis. BNP PAM selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and a subsidiary of BNP Paribas. As of December 31, 2002, BNP Paribas Asset Management, Inc. had approximately $1.6 billion in assets under management for U.S. equity products and approximately $165 billion in assets under management worldwide.

         BNP PAM'S SUB-ADVISORY AGREEMENT WITH THE ADVISER. The Adviser entered into a sub-advisory agreement with BNP PAM relating to the Strategic Growth Fund.

         SUB-ADVISORY FEES PAID TO BNP PAM. Under the Sub-Advisory Agreement, BNP PAM is entitled to fees which are calculated daily and paid monthly at an annual rate of 0.37% of the Strategic Growth Fund's average daily net assets (less any waivers). These fees are paid by the Adviser and BNP PAM receives no advisory fees directly from the Fund. For the fiscal year ended December 31, 2002, BNP PAM received $29,707 of advisory fees and waived $0 of those fees.

                                THE ADMINISTRATOR

         GENERAL. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Distributor, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

         ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

         ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each Fund.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

------------------------------------------------------------------------------------------------------------------------
                                                                                  ADMINISTRATIVE FEES VOLUNTARILY WAIVED
                                         ADMINISTRATIVE FEES PAID BY FUND                     BY ADMINISTRATOR
------------------------------------------------------------------------------------------------------------------------
FUND                                    2000           2001           2002           2000          2001           2002
------------------------------------------------------------------------------------------------------------------------

Equity Fund                           $747,776       $508,109       $355,443       $345,567      $231,732       $157,177
------------------------------------------------------------------------------------------------------------------------

Strategic Growth Fund                    +              +           $ 19,304*          +            +           $  8,633*
------------------------------------------------------------------------------------------------------------------------

Tax Managed Equity Fund                  +              +           $  6,679*          +            +           $  1,918*
------------------------------------------------------------------------------------------------------------------------

High Grade Income Fund                $255,815       $253,936       $263,012       $128,563      $116,173       $116,238
------------------------------------------------------------------------------------------------------------------------

Hawaii Municipal Bond Fund            $300,071       $319,930       $363,418       $208,248      $200,840       $236,221
------------------------------------------------------------------------------------------------------------------------

Money Market Fund                     $626,185       $697,778       $553,183       $285,273      $317,690       $244,585
------------------------------------------------------------------------------------------------------------------------

Treasury Money Market Fund            $649,729       $863,940       $703,969       $405,942      $394,050       $311,189
------------------------------------------------------------------------------------------------------------------------

*        Not in operation for a full fiscal year.

+        Not in operation during this period.

                                 THE DISTRIBUTOR

         The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 a wholly-owned subsidiary of SEI Investments, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the continuous offering of the Funds' shares on a "best efforts" basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

         The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the

Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         Class A Shares of the Funds are offered to the public at the net asset value per share plus any applicable front-end sales charges (the "offering price"). The Distributor collects the sales charges and pays a portion of the sales charges to dealers in accordance with the reallowance schedule below. The remainder of the offering price (i.e., the difference between the offering price and the applicable sales charges) is the amount of the purchaser's investment in the Fund. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2000, 2001 and 2002:

------------------------------------------------------------------------------------------------------------------------
                                                                                        DOLLAR AMOUNTS OF SALES CHARGES
FUND                                           DOLLAR AMOUNT OF SALES CHARGES             RETAINED BY SEI INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
                                             2000            2001          2002         2000          2001          2002
------------------------------------------------------------------------------------------------------------------------
Equity Fund*                               $28,225         $  3,022      $    515        $0            $0            $0
------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                         +               +             **           +             +             **
------------------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund                       +               +             **           +             +             **
------------------------------------------------------------------------------------------------------------------------
High Grade Income Fund*                    $     0         $     53      $      0        $0            $0            $0
------------------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund*                $80,270         $304,832      $120,828        $0            $0            $0
------------------------------------------------------------------------------------------------------------------------
Money Market Fund***                         n/a              n/a          n/a           n/a           n/a           n/a
------------------------------------------------------------------------------------------------------------------------

*        Class A Shares of these Funds were initially offered beginning June 14,
         1999.

** Class A shares of the Strategic Growth and Tax Managed Equity Funds were not offered during the period.

*** Class A Shares of the Money Market Fund do not have a front end sales charge.

+        Not in operation during the period.

         Depending upon the amount of an investment in Class A Shares, the front-end sales charge reallowed to dealers will vary:

EQUITY FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $50,000                                                              5.75%
$50,000 but less than $100,000                                                 4.50%
$100,000 but less than $250,000                                                3.50%
$250,000 but less than $500,000                                                2.50%
$500,000 but less than $1,000,000                                              2.00%
$1,000,000 and over                                                            0.00%*

STRATEGIC GROWTH FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $50,000                                                              5.75%
$50,000 but less than $100,000                                                 4.50%
$100,000 but less than $250,000                                                3.50%
$250,000 but less than $500,000                                                2.50%
$500,000 but less than $1,000,000                                              2.00%
$1,000,000 and over                                                            0.00%

TAX MANAGED EQUITY FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $50,000                                                              5.75%
$50,000 but less than $100,000                                                 4.50%
$100,000 but less than $250,000                                                3.50%

$250,000 but less than $500,000                                                2.50%
$500,000 but less than $1,000,000                                              2.00%
$1,000,000 and over                                                            0.00%

HIGH GRADE INCOME FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $50,000                                                              4.75%
$50,000 but less than $100,000                                                 4.50%
$100,000 but less than $250,000                                                3.50%
$250,000 but less than $500,000                                                2.50%
$500,000 but less than $1,000,000                                              2.00%
$1,000,000 and over                                                            0.00%*

HAWAII MUNICIPAL BOND FUND

                                                                 DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                                       OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $50,000                                                              4.25%
$50,000 but less than $100,000                                                 4.00%
$100,000 but less than $250,000                                                3.50%
$250,000 but less than $500,000                                                2.50%
$500,000 but less than $1,000,000                                              2.00%
$1,000,000 and over                                                            0.00%*

*Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

         Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.

         For the fiscal year ended December 31, 2002, the Distributor paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services that it performed for the Funds' shareholders.

         Distribution Plan. The Trust has adopted a Distribution Plan (the "Plan") for the Class A Shares of the Funds (except the Treasury Money Market
Fund) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. The Plan is expected to benefit the Funds through growth of assets and enhanced shareholder services. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

         The Plan provides that Class A Shares of the Funds will pay the Distributor a fee of .25% of the average daily net assets of the Shares for distribution-related services. From this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. First Hawaiian Bank, an affiliate of the Adviser and BNP PAM, may act as an Agent and receive payments from the Distributor for shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

         For the fiscal year ended December 31, 2002, the Funds' Class A Shares incurred the following expenses under the Plan:

------------------------------------------------------------------------------------------------------------------
                                                       AMOUNT PAID TO 3RD
                     TOTAL (AS A                    PARTIES BY THE DISTRIBUTOR
                      % OF NET          TOTAL         FOR DISTRIBUTION RELATED      SALES       PRINTING     OTHER
      FUND             ASSETS)        ($ AMOUNT)        SERVICES ($ AMOUNT)        EXPENSES      COSTS       COSTS
------------------------------------------------------------------------------------------------------------------
    CLASS A
------------------------------------------------------------------------------------------------------------------
Equity Fund             25%           $ 5,293                $ 5,293                  N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------
Strategic                *                  *                      *                    *            *           *
Growth Fund
------------------------------------------------------------------------------------------------------------------
Tax Managed              *                  *                      *                    *            *           *
Equity Fund
------------------------------------------------------------------------------------------------------------------
High Grade              25%           $ 1,018                $ 1,018                  N/A          N/A         N/A
Income Fund
------------------------------------------------------------------------------------------------------------------
Hawaii                  25%           $80,994                $80,994                  N/A          N/A         N/A
Municipal
Bond Fund
------------------------------------------------------------------------------------------------------------------
Money                   25%           $   680                $   680                  N/A          N/A         N/A
Market Fund
------------------------------------------------------------------------------------------------------------------
Treasury                 #                  #                      #                    #            #           #
Money
Market Fund
------------------------------------------------------------------------------------------------------------------

* Class A Shares of these Funds were not offered during the fiscal year ending December 31, 2002.

#        The Treasury Money Market Fund has not adopted the Plan.

         Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

         DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent and dividend-paying agent.

                                  THE CUSTODIAN

         Union Bank of California, N.A. (the "Custodian"), San Francisco, California 94104 serves as the Funds' custodian, and is responsible for maintaining the custody of each Fund's assets.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103 serves as the Funds' independent accounting firm, and is responsible for auditing each Fund's financial statements.

                                  LEGAL COUNSEL

         Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                                 CODES OF ETHICS

     The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, the Sub-Advisers and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Investment Adviser, Sub-Advisers, and Distributor is on file with the Securities and Exchange Commission, and is available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

         BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Trust's funds (currently, seven funds). The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

         MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

         The following Trustees may be deemed to be "interested persons" of the Trust as defined by the 1940 Act:

         PHILIP H. CHING (DOB 01/11/31) - Trustee since 1994 - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996). Mr. Ching is an "affiliated person" of both the Trust and the Adviser (as that term is defined in the 1940 Act).

     ROBERT A. NESHER (DOB 08/17/46) - Chairman of the Board of Trustees since 1998 - Currently performs various services on behalf of SEI Investments, an affiliate of the Funds' administrator and distributor, for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

         WILLIAM S. RICHARDSON (DOB 12/22/19) - Trustee since 1994 - Retired since 1992. Trustee, Kamehameha Schools Bishop Estate (1982-1992); Chief Justice, Supreme Court of Hawaii (1966-1983); Lieutenant Governor of Hawaii (1962-1966).

         The following Trustees are not viewed as "interested persons" of the
Trust:

         MARTIN ANDERSON (DOB 11/16/23) - Trustee since 1994 - Partner, Goodsill, Anderson, Quinn & Stifel (law firm) since 1951.

         CHARLES E. CARLBOM (DOB 08/20/34) - Trustee since 1999 - Chairman, BPI, Inc. (consulting firm) since 1999; President and CEO, United Grocers Inc. (wholesale distributor) (1997-1999); Director, Crown Pacific Partners (wood products) (1997-present).

         JAMES L. HUFFMAN (DOB 03/25/45) - Trustee since 1999 - Dean and Professor, Lewis & Clark Law School since 1973.

         PETER F. SANSEVERO (DOB 01/06/33) - Trustee since 1999 - Retired since 1997. Regional Director of the Northwest Region and First Vice President, Merrill Lynch (financial services firm) (1958-1997).

         MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee since 1994 - Retired since 1992. Managing Partner, Coopers & Lybrand L.L.P. (accounting firm) (1978-1992); Executive Partner, Coopers & Lybrand L.L.P. (accounting firm) (1992).

         JOYCE S. TSUNODA (DOB 01/01/38) - Trustee since 1994 - Chancellor - Community Colleges - University of Hawaii (1983-2003); Senior Vice President - University of Hawaii System (1989-2003); Vice President, International Education
- University of Hawaii since 2003.

         BOARD STANDING COMMITTEES. The Board has established the following standing committees:

         AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Anderson, Carlbom, Huffman, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

         FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher, Sansevero and Richardson currently serve as members of the Fair Value Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

         NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of the Board's independent Trustees. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill any vacancies on the Board. Messrs. Anderson, Carlbom, Huffman, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

         BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT WITH THE ADVISER AND THE SUB-ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board's continuance of the Advisory Agreement, and Sub-Advisory Agreement with Wellington Management must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement and Sub-Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Wellington Management. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement and Sub-Advisory Agreement for another year.

         Before this year's meeting, the Board requested and received written materials from the Adviser and Wellington Management about: (a) the quality of the Adviser's and Wellington Management's investment management and other services; (b) the Adviser's and Wellington Management's investment management personnel; (c) the Adviser's and Wellington Management's operations and financial condition; (d) the Adviser's and Wellington Management's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser and Wellington Management charges the Fund compared with the fees they charge to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Wellington Management's profitability from its Fund-related operations; (h) the Adviser's and Wellington Management's compliance systems; (i) the Adviser's and Wellington Management's policies on and compliance procedures for personal securities transactions; (j) the Adviser' and Wellington Management's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

         At the meeting, representatives from the Adviser and Wellington Management presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Wellington Management's advisory fees and other aspects of the Advisory and Sub-Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's and Wellington Management's oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

         Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's and Sub-Adviser's advisory fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Funds; and (c) agreed to renew the Advisory and Sub-Advisory Agreements for another year.

         BOARD CONSIDERATIONS IN INITIALLY APPROVING THE SUB-ADVISORY AGREEMENT WITH BNP PAM. In initially approving the Sub-Advisory Agreement with respect to the Strategic Growth Fund, the Board requested and received written materials from BNP PAM about: (a) the quality of BNP PAM's investment management and other services; (b) BNP PAM's investment management personnel; (c) BNP PAM's operations and financial condition; (d) BNP PAM's trading practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that BNP PAM would charge the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall estimated fees and operating expenses compared with similar mutual funds; (g) the expected level of BNP PAM's profitability from Fund-related operations; (h) BNP PAM's compliance systems; (i) BNP PAM's policies on and compliance procedures for personal securities transactions; (j) BNP PAM's reputation, expertise and resources in domestic financial markets; and (k) BNP PAM's performance records for similar mutual funds (if any).

         At the meeting, representatives from BNP PAM presented additional oral and written information to the Board to help the Board evaluate BNP PAM's advisory fees and other aspects of the Sub-Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and BNP PAM's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

         Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Sub-Advisory Agreement are fair and reasonable; and (b) concluded that BNP PAM's advisory fees are reasonable in light of the services that BNP PAM would provide to the Funds.

         Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of each Fund's shares as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of each Fund's share class.

         As of December 31, 2002:


                                 DOLLAR      DOLLAR                    DOLLAR       DOLLAR    DOLLAR RANGE
                     DOLLAR     RANGE OF    RANGE OF       DOLLAR     RANGE OF     RANGE OF     OF FUND
                    RANGE OF      FUND        FUND        RANGE OF      FUND         FUND       SHARES      AGGREGATE
                      FUND       SHARES    SHARES (TAX   FUND SHARES   SHARES       SHARES    (TREASURY       DOLLAR
                     SHARES    (STRATEGIC    MANAGED    (HIGH  GRADE   (HAWAII      (MONEY       MONEY       RANGE OF
                    (EQUITY     GROWTH       EQUITY       INCOME      MUNICIPAL     MARKET       MARKET     SHARES (ALL
       NAME           FUND)      FUND)       FUND)         FUND)      BOND FUND)     FUND)       FUND)        FUNDS)
-----------------------------------------------------------------------------------------------------------------------
Mr. Ching + *         None        None        None         None          over        None        None          over
                                                                      $  100,000                            $   100,000
-----------------------------------------------------------------------------------------------------------------------
Mr. Nesher*           None        None        None         None          None        None        None          None
-----------------------------------------------------------------------------------------------------------------------
Hon. Richardson*      None        None        None         None       $ 1-10,000     None        None       $  1-10,000
-----------------------------------------------------------------------------------------------------------------------
Mr. Anderson          None     $ 10,000 -     None         None          None        None        None       $  10,000 -
                                 50,000                                                                        50,000
-----------------------------------------------------------------------------------------------------------------------
Mr. Carlbom        $ 1-10,000     None        None         None          None        None        None       $  1-10,000
-----------------------------------------------------------------------------------------------------------------------
Mr. Huffman           None        None        None         None          None        None        None          None
-----------------------------------------------------------------------------------------------------------------------


                                 DOLLAR      DOLLAR                    DOLLAR       DOLLAR    DOLLAR RANGE
                     DOLLAR     RANGE OF    RANGE OF       DOLLAR     RANGE OF     RANGE OF     OF FUND
                    RANGE OF      FUND        FUND        RANGE OF      FUND         FUND       SHARES      AGGREGATE
                      FUND       SHARES    SHARES (TAX   FUND SHARES   SHARES       SHARES    (TREASURY       DOLLAR
                     SHARES    (STRATEGIC    MANAGED    (HIGH  GRADE   (HAWAII      (MONEY       MONEY       RANGE OF
                    (EQUITY     GROWTH       EQUITY       INCOME      MUNICIPAL     MARKET       MARKET     SHARES (ALL
       NAME           FUND)      FUND)       FUND)         FUND)      BOND FUND)     FUND)       FUND)        FUNDS)
-----------------------------------------------------------------------------------------------------------------------
Mr. Sansevero         None        None        None         None          None        None        None          None
-----------------------------------------------------------------------------------------------------------------------
Mr. Sylvester      $ 1-10,000     None        None         None          None     $ 10,000 -     None       $  10,000 -
                                                                                    50,000                    50,000
-----------------------------------------------------------------------------------------------------------------------
Ms. Tsunoda           None        None        None      $1-10,000        None        None        None       $  1-10,000
-----------------------------------------------------------------------------------------------------------------------

+ Mr. Ching disclaims beneficial ownership of these shares which are owned by one of his immediate family members.

* Messrs. Ching, Nesher, and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

         Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                  PENSION OR
                                                  RETIREMENT         ESTIMATED        TOTAL COMPENSATION
                                               BENEFITS ACCRUED   ANNUAL BENEFITS      FROM REGISTRANT
    NAME OF PERSON AND          AGGREGATE      AS PART OF FUND       UPON              AND FUND COMPLEX
        POSITION               COMPENSATION      EXPENSES           RETIREMENT         PAID TO TRUSTEES
---------------------------------------------------------------------------------------------------------
Mr. Philip H. Ching *             $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. Robert A. Nesher *            $     0             $0                $0           $0 for services on
                                                                                          one Board
---------------------------------------------------------------------------------------------------------
Hon. William S. Richardson*       $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. Martin Anderson               $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. Charles E. Carlbom            $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. James L. Huffman              $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. Peter S. Sansevero            $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Mr. Manuel R. Sylvester           $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------
Ms. Joyce S. Tsunoda              $10,000             $0                $0           $10,000 for services
                                                                                         on one Board
---------------------------------------------------------------------------------------------------------

* Messrs. Ching, Nesher, and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

         TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length and term of office, and the principal occupations for the last five years of each person currently serving as an executive officer of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

         ROBERT A. NESHER (DOB 08/17/46) - President since May 1998- See page S-26 for further information.

         LORI K. FOO - (DOB 7/7/57) - Vice President and Assistant Secretary since August 2002- Compliance Officer and Assistant Vice President for First Hawaiian Bank since 1994. Ms. Foo is an "affiliated person" of both the Fund and the Adviser (as that term is defined in the 1940 Act).

         JULIA BABIK* - (DOB 11/1/68) - Treasurer and Controller since December 2001- Director of Funds Accounting for SEI Investments since 2000, Employed by SEI Investments since 1993.

         TIMOTHY D. BARTO* (DOB 03/28/68) - Assistant Secretary since May 2000-Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads (law firm) (1997-1999).

         TODD B. CIPPERMAN* (DOB 02/14/66) - Vice President and Assistant Secretary since August 1996- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor (1995-2000).

         LYDIA A. GAVALIS* (DOB 06/05/64) - Vice President and Assistant Secretary since May 1998- Vice President and Assistant Secretary of SEI Investments, the Administrator, and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

         PETER GOLDEN* (DOB 06/27/64) - Assistant Treasurer since November 2002
- Accounting Director of the Administrator since June 2001. Vice President of Funds Administration, J.P. Morgan Chase & Co. (financial services group) (2000-2001). Vice President of Pension and Mutual Fund Accounting, Chase Manhattan Bank (financial services group) (1997-2000).

         CHRISTINE M. MCCULLOUGH* (DOB 12/02/60) - Assistant Secretary since May 2000- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP (law firm) (1991-1999).

         JOHN C. MUNCH* (DOB 5/7/71) - Vice President and Secretary since February 2002- Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorovski Canady Falk & Rabkin (law firm) (1998-2001). Associate at Seward & Kissel (law firm) (1996-1998).

         SHERRY K. VETTERLEIN* (DOB 06/22/62) - Assistant Secretary since February 2001- Vice President and Assistant Secretary of the Administrator and Distributor since January 2000. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (law firm) (1992-2000).

         WILLIAM E. ZITELLI, JR.* (DOB 06/14/68) - Vice President and Assistant Secretary since November 2000- Vice President and Assistant Secretary of the Administrator and

Distributor since August 2000. Vice President, Merrill Lynch &
Co. Asset Management Group (financial services group) (1998-2000). Associate at Pepper Hamilton LLP (law firm) (1997-1998).

         JOHN MUNERA* (DOB 1/14/63) - Vice President and Assistant Secretary since February 2003- Compliance Officer since July 2000. Anti-Money Laundering and Anti-Fraud Specialist and Instructor, Federal Reserve Bank of Philadelphia, Banking Supervision & Regulation Division (1988-2000).

         * This person is an "affiliated person" of both the Trust and the Distributor (as that term is defined in the 1940 Act).

                                    REPORTING

         The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                                   PERFORMANCE

         From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

         Performance information for the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources.

                              COMPUTATION OF YIELDS

         Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

         The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

         MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective yield" (also called "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is similarly calculated but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

         The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

         The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

         For the seven-day period ended December 31, 2002, the seven-day yield and seven-day effective yield for the Money Market Fund were 1.02% and 1.03%, respectively, for Institutional Class Shares, and 0.77% and 0.78%, respectively, for Class A Shares.

         For the seven-day period ended December 31, 2002, the seven-day yield and seven-day effective yield for the Institutional Class Shares of the Treasury Money Market Fund were 0.93% and 0.93%, respectively.

         OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise a 30-day tax-equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

         Yield = (2 (a - b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the Hawaii Municipal Bond Fund is computed by dividing that portion of the current yield (or effective yield) of the Hawaii Municipal Bond Fund (computed for the Hawaii Municipal Bond Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Hawaii Municipal Bond Fund assumes the highest federal tax rate 39.6%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

         For the 30-day period ended December 31, 2002, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 3.59% and 5.94%, respectively, for the Institutional Class Shares, and 3.19% and 5.28%, respectively, for the Class A Shares.

         For the 30-day period ended December 31, 2002, the 30-day yield for the High Grade Income Fund was 2.94% for the Institutional Class Shares, and 2.58% for the Class A Shares.

                           CALCULATION OF TOTAL RETURN

         TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000;
T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

         TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

         TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

         The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year and the period from each Fund's inception ended December 31, 2002.

                                            AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------
                     FUND (INCEPTION DATE)                          1 YEAR        5 YEARS        SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
EQUITY FUND
----------------------------------------------------------------------------------------------------------------
Institutional Class Shares (1/31/97)                               -25.06%        -5.02%              -1.05%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions**                                 -25.15%        -6.02%              -1.98%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions and redemptions**                 -15.38%        -3.63%              -0.59%
----------------------------------------------------------------------------------------------------------------
Class A Shares (with sales loads) (1/31/97)*                       -29.47%        -6.31%              -2.18%
----------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
----------------------------------------------------------------------------------------------------------------
Institutional Class Shares (7/1/02)                                  ***            ***              -13.60%#
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions**                                   ***            ***              -13.60%#
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions and redemptions**                   ***            ***               -8.35%#
----------------------------------------------------------------------------------------------------------------
Class A Shares (with sales loads)                                     +              +                   +
----------------------------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
----------------------------------------------------------------------------------------------------------------
Institutional Class Shares (11/12/02)                                ***            ***               -1.57%#
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions**                                   ***            ***               -1.62%#
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions and redemptions**                   ***            ***               -0.96%#
----------------------------------------------------------------------------------------------------------------
Class A Shares (with sales loads)                                     +              +                   +
----------------------------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND
----------------------------------------------------------------------------------------------------------------
Institutional Class Shares (1/31/97)                                11.54%         6.58%               6.90%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions**                                   9.65%         4.34%               4.63%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions and redemptions**                   7.02%         4.15%               4.40%
----------------------------------------------------------------------------------------------------------------
Class A Shares (with sales loads) (1/31/97)*                         5.87%         5.22%               5.75%
----------------------------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------
Institutional Class Shares (2/16/95)                                10.02%         5.88%               6.55%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions**                                   9.93%         5.86%               6.51%
----------------------------------------------------------------------------------------------------------------
      after-tax on distributions and redemptions**                   7.95%         5.65%               6.25%
----------------------------------------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
            FUND (INCEPTION DATE)                                  1 YEAR        5 YEARS        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
Class A Shares (with sales loads) (2/16/95)*                        5.11%          4.79%              5.85%
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
Institutional Class Shares (1/30/95)                                1.34%          4.28%              4.67%
---------------------------------------------------------------------------------------------------------------
Class A Shares (without sales loads) (1/30/95)*                     1.08%          4.21%              4.63%
---------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
Institutional Class Shares (5/1/96)                                 1.29%          4.11%              4.37%
---------------------------------------------------------------------------------------------------------------
Class A Shares (without sales loads)                                  +              +                  +
---------------------------------------------------------------------------------------------------------------

* Class A Shares were offered beginning June 14, 1999. The performance information shown before to that date represents performance of the Fund's Institutional Class Shares. The Money Market Fund's Class A Shares are offered without sales loads.

** After-tax periods are shown only for the Fund's Institutional Class Shares. After-tax returns for Class A Shares will vary.

***      Not in operation for a full period.

#        Not in operation for a full fiscal year. Returns are not annualized.

+        Class A Shares of the Fund not offered during the period.

                         PURCHASING AND REDEEMING SHARES

         Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

         It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

         The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator and/or the Custodian are not open for business.

                    PRICING/DETERMINATION OF NET ASSET VALUE

         GENERAL POLICY. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. The Fund's valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

         EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.

         MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

         USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

         WAIVER OF SALES CHARGES. The front-end sales charges will be waived on Class A Shares purchased by: (a) present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries; (b) persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries; and (c) persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed.

         These waivers have been instituted in recognition of the significant amounts that the above categories of persons and entities invest in the Funds, and are designed to promote and further support these distribution channels.

                                      TAXES

         The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

         FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the " Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

         In order to be taxable as a RIC, each Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

         Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends received deduction for corporate shareholders (subject to certain limitations).

         Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

         A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income.

         The Funds will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

         If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

         Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         In certain cases, the Funds will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

         FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

         STATE TAXES. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

         ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND. The Hawaii Municipal Bond Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Hawaii Municipal Bond Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral income tax consequences, including alternative minimum tax consequences, as discussed below.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Hawaii Municipal Bond Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Hawaii Municipal Bond Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

         The deduction for interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Hawaii Municipal Bond Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

         Any loss on the sale or exchange of shares of the Hawaii Municipal Bond Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares of the Hawaii Municipal Bond Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Hawaii Municipal Bond Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

         Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been in-accurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Hawaii Municipal Bond Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

         The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

         HAWAII TAXATION. The State of Hawaii has specifically adopted Sections 852 and 855 of the Code for the purposes of calculating the Fund's taxable income, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Hawaii Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                           FUND PORTFOLIO TRANSACTIONS

         BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

         In addition, an adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

         The level of volatility in 2001, as evidenced by the portfolio turnover rate, is reflected in the brokerage commissions paid. Although the market continued to remain volatile, by 2002, the Equity Fund reflected the adviser's economic outlook and normal trading resumed.

         For the fiscal years ended December 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                  AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
----------------------------------------------------------------------------------------
FUND                                  2000              2001                      2002
----------------------------------------------------------------------------------------
Equity Fund                         $265,359          $443,755                  $306,892
----------------------------------------------------------------------------------------
Strategic Growth Fund                  +                 +                      $45,252*
----------------------------------------------------------------------------------------
Tax Managed Equity Fund                +                 +                      $26,869*
----------------------------------------------------------------------------------------
High Grade Income Fund              $      0          $      0                  $      0
----------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund          $      0          $      0                  $      0
----------------------------------------------------------------------------------------
Money Market Fund                   $      0          $      0                  $      0
----------------------------------------------------------------------------------------
Treasury Money Market Fund          $      0          $      0                  $      0
----------------------------------------------------------------------------------------

*        Not in operation for a full fiscal year.

+        Not in operation during the period.

         BROKERAGE SELECTION. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker's ability to provide "best execution." The advisers consider a number of factors when selecting brokers, such as the broker's reputation and level of experience, the broker's ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker's familiarity with the market, the broker's reliability and integrity, the broker's fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity, and current market conditions. In addition, when one or more brokers is believed capable of providing the best combination of price and execution, a Fund's adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

         Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

         To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by a Fund's adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.

         In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

         From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

         For the fiscal year ended December 31, 2002, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                                                TOTAL DOLLAR AMOUNT OF                TOTAL DOLLAR AMOUNT OF
                                               BROKERAGE COMMISSIONS FOR        TRANSACTIONS INVOLVING BROKERAGE
           FUND                                    RESEARCH SERVICES            COMMISSIONS FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------------------------------
Equity Fund                                           $ 60,147                              $36,443,010
-----------------------------------------------------------------------------------------------------------------
Strategic Growth Fund*                                $      0                              $         0
-----------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund*                              $      0                              $         0
-----------------------------------------------------------------------------------------------------------------
High Grade Income Fund                                $      0                              $         0
-----------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                            $      0                              $         0
-----------------------------------------------------------------------------------------------------------------
Money Market Fund                                     $      0                              $         0
-----------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                            $      0                              $         0
-----------------------------------------------------------------------------------------------------------------

*        Not in operation for a full fiscal year.

         BROKERAGE WITH AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser (or Sub-Adviser) or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

         For the fiscal years ended December 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected though affiliated brokers:

                                        TOTAL $ AMOUNT OF                                   % OF TOTAL BROKERAGE
                                            BROKERAGE             % OF TOTAL BROKERAGE      TRANSACTIONS EFFECTED
                                       COMMISSIONS PAID TO         COMMISSIONS PAID TO        THROUGH AFFILIATED
               FUND                     AFFILIATED BROKERS         AFFILIATED BROKERS              BROKERS
-----------------------------------------------------------------------------------------------------------------
                                     2000     2001     2002     2000     2001     2002     2000     2001     2002
-----------------------------------------------------------------------------------------------------------------
Equity Fund                           $0       $0       $0       0%       0%       0%       0%       0%       0%
-----------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                  +        +       $0*       +        +       0%*       +        +       0%*
-----------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund                +        +       $0*       +        +       0%*       +        +       0%*
-----------------------------------------------------------------------------------------------------------------
High Grade Income Fund                 -        -        -        -        -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund             -        -        -        -        -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------
Money Market Fund                      -        -        -        -        -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund             -        -        -        -        -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------

*        Not in operation for a full fiscal year.

+        Not in operation during the period.

         "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions,
(ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2002, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

                                                                                           TOTAL $ AMOUNT OF
                                                                                      SECURITIES OF EACH REGULAR
                FUND                           NAME OF BROKER/DEALER                      BROKER-DEALERS HELD
----------------------------------------------------------------------------------------------------------------
Equity Fund                            Goldman, Sachs & Co.                                   $ 1,276,194
----------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                  Morgan Stanley Dean Witter, Inc.                       $   383,232
----------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund                Wachovia Bank, N.A.                                    $   356,383
----------------------------------------------------------------------------------------------------------------
                                       Morgan Stanley Dean Witter, Inc.                       $   185,628
----------------------------------------------------------------------------------------------------------------
                                       Merrill Lynch, Pierce, Fenner and Smith, Inc.          $   125,994
----------------------------------------------------------------------------------------------------------------
Money Market Fund*                     Credit Suisse First Boston Corp.                       $ 9,200,000
----------------------------------------------------------------------------------------------------------------
                                       ABN AMRO Financial Services, Inc.                      $ 6,100,000
----------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund**           UBS Painewebber Incorporated                           $70,100,000
----------------------------------------------------------------------------------------------------------------
                                       Deutche Bank Securities Limited                        $61,300,000
----------------------------------------------------------------------------------------------------------------
                                       Credit Suisse First Boston Corp.                       $60,400,000
----------------------------------------------------------------------------------------------------------------
                                       ABN AMRO Financial Services, Inc.                      $42,400,000
----------------------------------------------------------------------------------------------------------------

* All of the broker-dealer securities held by the Money Market Fund represent repurchase agreements fully collateralized by U.S. government agency securities.

** All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.

         FUND                                                   PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------------------
                                                     2000               2001                        2002
--------------------------------------------------------------------------------------------------------
Equity Fund                                           52%                86%                         60%
--------------------------------------------------------------------------------------------------------
Strategic Growth Fund*                                 -                  -                           -
--------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund*                               -                  -                           -
--------------------------------------------------------------------------------------------------------
High Grade Income Fund                                88%                89%                         19%
--------------------------------------------------------------------------------------------------------
Hawaii Municipal Bond Fund                            19%                 4%                         26%
--------------------------------------------------------------------------------------------------------

* The portfolio turnover rate for the Strategic Growth and Tax Managed Equity Funds has not been included at this time because these Funds have not been in operation for a full fiscal year.

         The Equity Fund experienced lower turnover rate in 2002 than 2001 due to portfolio re-balancing in response to market volatility during 2001 and portfolio re-alignment. The High Grade Income Fund experienced higher turnover rates in 2000 and 2001 due to portfolio transactions entered into in an effort to reduce the duration of the Fund's portfolio. The Hawaii Municipal Bond Fund experienced higher turnover rate in 2002 more akin to normal management levels. The Fund's activity was lower in 2001 as the overall strategy was to remain defensive.

                              DESCRIPTION OF SHARES

         The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of series and shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class A shares.

Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.

                                     VOTING

         Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

         Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS

         A shareholder owning of record or beneficially more than 25% of a particular Fund's shares may be considered to be a "controlling person" of that on Fund. Accordingly, that shareholder's vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's on other shareholders. As of April 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Adviser, beneficial on owners) of 5% or more, or more than 25%, of the Fund's shares. Where both Record and Beneficial Ownership are indicated, the percentage shown represents the total overall ownership interests in the Fund.


                                                                                        BENEFICIAL        RECORD
          FUND                                    SHAREHOLDER                           OWNERSHIP %      OWNERSHIP %
---------------------------     -------------------------------------------           --------------    -------------

Equity Funds Class A Shares     Harry Martens Von Holt Rev Liv Trust
                                PO Box 1879
                                Kamuela, HI 96743-1879                                     14.68%           14.68%

                                Mary Karen Caldwell Perkins Rev Liv Trust
                                3798 Tantalus Dr.
                                Honolulu, HI 96822-5013                                    14.68%           14.68%

                                Pios Revocable Trust                                       14.68%           14.68%
                                73-4310 Huehue St. Kailua, HI 96740-8695

                                Cary Haramoto                                              11.36%           11.36%
                                108 Pamela Lane, Newark, NJ 14513-8908

                                Rose Lewis Blalock Trust                                    6.33%           6.33%
                                20503 96th Ave S, Kent, WA 98031-1485

                                Douglas B Bell II Revocable Trust
                                1441 Kapiolani Blvd. Ste. 606                               5.45%           5.45%
                                Honolulu, HI 96814

Equity Funds Institutional      Miter & Co FBO TA
Class Shares                    c/o Marshall & Ilsley TR Co.
                                PO Box 2977                                                   -             56.03%
                                Milwaukee, WI 53201-2977


                                                                                        BENEFICIAL        RECORD
          FUND                                    SHAREHOLDER                           OWNERSHIP %      OWNERSHIP %
---------------------------     -------------------------------------------           --------------    -------------


                                FIDAC (Nominee of First Hawaiian Bank)
                                c/o Marshall & Ilsley TR Co.
                                PO Box 2977                                                    -            40.57%
                                Milwaukee, WI 53201-2977

High Grade Income Fund          Cary Haramoto
Class A Shares                  108 Pamela Ln.                                             23.80%           23.80%
                                Newark, NY 14513-8908

                                Evelyn Y Kuraoka
                                3541 Manoa Rd.                                             12.05%           12.05%
                                Honolulu, HI 96822-1134

                                Patricia J Mitzel & Carl Mitzel JTWROS
                                21644 Forest Hill Rd.                                       9.68%            9.68%
                                Richmond MN 56368-8160

                                Matthew Lee
                                PO Box 72473                                                9.41%            9.41%
                                Oakland, CA 94612-8673

                                Yachiyo Fukuda
                                785 Kinau St Apt 806                                        8.55%            8.55%
                                Honolulu, HI 96813-2589

                                John Donovan & Martha Donovan JTWROS
                                437 A Crater Rd.                                            7.37%            7.37%
                                Kula, HI 96790

..                               Vanda Lea M Fay
                                320 Waipoli Rd.
                                Kula, HI 96790-7825                                         7.06%            7.06%

High Grade Income Fund          FIDAC (Nominee of First Hawaiian Bank)
Institutional Class Shares      c/o Marshall & Ilsley TR Co
                                PO Box 2977, Milwaukee, WI 53201-2977                          -            64.16%

                                Miter & Co FBO TA
                                c/o Marshall & Ilsley TR Co.                                   -            26.33%
                                PO Box 2977, Milwaukee, WI 53201-2977

                                Putnam Investments
                                Attn DC Plan Admin Team
                                1 Investors Way MSC NE2                                        -             8.18%
                                Norwood, MA 02062

Hawaii Municipal Bond Fund      Eric Alfred Knudsen Trust                                  11.74%           11.74%
Class A Shares                  PO Box 759, Kalaheo, HI 96741-0759
                                Primevest Financial Services (FBO)

                                Samuel R Caldwell 20153836
                                400 First Street So Ste 300                                    -             6.35%
                                PO Box 283
                                St. Cloud, MN 56302-0283


                                                                                        BENEFICIAL        RECORD
          FUND                                    SHAREHOLDER                           OWNERSHIP %      OWNERSHIP %
---------------------------     -------------------------------------------           --------------    -------------


                                Primevest Financial Services (FBO) Milton S
                                  Mau TTEE 53330095
                                400 First Street South Ste 300                                -              6.21%
                                PO Box 283
                                St. Cloud, MN 56302-0283

Hawaii Municipal Bond Fund      FIDAC (Nominee of First Hawaiian Bank)
Institutional Class Shares      c/o Marshall & Ilsley TR Co
                                PO Box 2977                                                   -             85.36%
                                Milwaukee, WI 53201-2977

                                Miter & Co FBO TA
                                c/o Marshall & Ilsley TR Co                                   -              8.29%
                                PO Box 2977, Milwaukee, WI 53201-2977

Money Market Fund               Gordon A Okumura
Class A Shares                  1852 Ala Noe Pl.                                           69.93%           69.93%
                                Honolulu, HI 96819-1455

                                Stanley J Mendonsa & Susan K Mendonsa JTWROS
                                857 Nanakai Pl.                                             8.60%            8.60%
                                Pearl City, HI 96782-2120

                                Leonora A Antonio
                                87-534 Manuaihue St.                                        8.28%            8.28%
                                Waianae, HI 96792-3224

Money Market Fund               Maril & Co. (Nominee of Marshall & Ilsley Trust)
Institutional Class Shares      C/O First Hawaiian Bank, Trust & Investments Div.
                                PO Box 3708                                                   -             98.41%
                                Honolulu, HI 96811-3708

Treasury Money Market Fund      Maril & Co. (Nominee of Marshall & Ilsley Trust)
Institutional Class Shares      C/O First Hawaiian Bank, Trust & Investments Div.
                                PO Box 3708                                                   -             99.57%
                                Honolulu, HI 96811-3708

Strategic Growth Fund           Miter & Co FBO TA
Institutional Class Shares      C/O Marshall & Ilsley Trust Co.
                                PO Box 2977
                                Milwaukee, WI 53201-2977                                      -             86.57%

                                FIDAC
                                C/O Marshall & Ilsley Trust Co.
                                PO Box 2977
                                Milwaukee, WI 53201-2977                                      -             10.76%

Tax Managed Equity Fund         FIDAC (Nominee of First Hawaiian Bank)
Institutional Class Shares      C/O Marshall & Ilsley Trust Co.
                                PO Box 2977
                                Milwaukee, WI 53201-2977                                      -             98.78%




                              FINANCIAL INFORMATION

         The Trust's financial statements for the fiscal year ended December 31, 2002, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-                 Leading market positions in well-established industries.

-                 High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.